American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Equity Fund
May 28, 2021

Avantis U.S. Equity Fund - Schedule of Investments MAY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.2%
AAR Corp.(1)	296	12,358
Aerojet Rocketdyne Holdings, Inc.	361	17,490
AeroVironment, Inc.(1)	151	16,554
Astronics Corp.(1)	327	5,546
Axon Enterprise, Inc.(1)	174	24,463
Boeing Co. (The)(1)	777	191,935
BWX Technologies, Inc.	762	47,655
Curtiss-Wright Corp.	281	35,215
Ducommun, Inc.(1)	89	4,786
General Dynamics Corp.	263	49,946
HEICO Corp.	49	6,883
HEICO Corp., Class A	108	14,306
Hexcel Corp.(1)	615	36,568
Howmet Aerospace, Inc.(1)	549	19,478
Huntington Ingalls Industries, Inc.	134	28,972
Kaman Corp.	42	2,260
L3Harris Technologies, Inc.	232	50,590
Lockheed Martin Corp.	489	186,896
Maxar Technologies, Inc.	218	6,780
Mercury Systems, Inc.(1)	91	5,956
Moog, Inc., Class A	161	14,522
Northrop Grumman Corp.	152	55,612
Parsons Corp.(1)	30	1,188
Raytheon Technologies Corp.	3,840	340,646
Spirit AeroSystems Holdings, Inc., Class A	307	15,107
Teledyne Technologies, Inc.(1)	182	76,344
Textron, Inc.	1,327	90,860
TransDigm Group, Inc.(1)	70	45,419
Virgin Galactic Holdings, Inc.(1)(2)	203	6,340
		1,410,675
Air Freight and Logistics — 0.8%
Air Transport Services Group, Inc.(1)	735	18,257
Atlas Air Worldwide Holdings, Inc.(1)	248	18,583
CH Robinson Worldwide, Inc.	334	32,405
Echo Global Logistics, Inc.(1)	155	5,295
Expeditors International of Washington, Inc.	1,106	139,013
FedEx Corp.	1,179	371,161
Forward Air Corp.	234	22,672
Hub Group, Inc., Class A(1)	212	14,800
United Parcel Service, Inc., Class B	1,797	385,636
XPO Logistics, Inc.(1)	91	13,371
		1,021,193
Airlines — 0.2%
Alaska Air Group, Inc.(1)	288	19,930
Allegiant Travel Co.(1)	50	11,073
American Airlines Group, Inc.(1)	722	17,501
Delta Air Lines, Inc.(1)	1,199	57,168
Hawaiian Holdings, Inc.(1)	262	6,760

JetBlue Airways Corp.(1)	1,102	22,150
Mesa Air Group, Inc.(1)	522	5,074
SkyWest, Inc.(1)	345	16,915
Southwest Airlines Co.(1)	1,231	75,657
Spirit Airlines, Inc.(1)	462	16,498
United Airlines Holdings, Inc.(1)	677	39,503
		288,229
Auto Components — 0.7%
Adient plc(1)	136	6,808
American Axle & Manufacturing Holdings, Inc.(1)	1,577	17,662
Aptiv plc(1)	928	139,590
Autoliv, Inc.	813	86,202
BorgWarner, Inc.	1,490	76,422
Cooper Tire & Rubber Co.	450	26,721
Cooper-Standard Holdings, Inc.(1)	132	3,928
Dana, Inc.	1,705	46,257
Dorman Products, Inc.(1)	211	21,602
Fox Factory Holding Corp.(1)	155	24,099
Gentex Corp.	1,697	60,244
Gentherm, Inc.(1)	349	25,313
Goodyear Tire & Rubber Co. (The)(1)	3,481	69,028
LCI Industries	203	30,257
Lear Corp.	351	67,869
Modine Manufacturing Co.(1)	860	15,127
Motorcar Parts of America, Inc.(1)	233	5,445
Patrick Industries, Inc.	244	20,911
Standard Motor Products, Inc.	110	4,952
Stoneridge, Inc.(1)	176	5,358
Tenneco, Inc., Class A(1)	101	1,584
Veoneer, Inc.(1)	559	13,232
Visteon Corp.(1)	323	39,555
XPEL, Inc.(1)	189	15,498
		823,664
Automobiles — 1.2%
Ford Motor Co.(1)	19,507	283,437
General Motors Co.(1)	6,964	413,035
Harley-Davidson, Inc.	1,680	81,429
Tesla, Inc.(1)	927	579,579
Thor Industries, Inc.	299	36,777
Winnebago Industries, Inc.	256	18,934
Workhorse Group, Inc.(1)(2)	232	2,174
		1,415,365
Banks — 6.6%
1st Source Corp.	134	6,629
Allegiance Bancshares, Inc.	162	6,571
Altabancorp	166	7,636
Amerant Bancorp, Inc.(1)	45	1,085
American National Bankshares, Inc.	144	4,994
Ameris Bancorp	548	30,107
Arrow Financial Corp.	170	6,307
Associated Banc-Corp.	1,081	24,852
Atlantic Capital Bancshares, Inc.(1)	200	5,624
Atlantic Union Bankshares Corp.	528	21,659
Banc of California, Inc.	324	5,673
BancFirst Corp.	224	15,449

Bancorp, Inc. (The)(1)	522	12,653
BancorpSouth Bank	731	22,354
Bank First Corp.	58	4,131
Bank of America Corp.	15,155	642,420
Bank of Hawaii Corp.	300	26,922
Bank of Marin Bancorp	143	4,821
Bank OZK	870	37,158
BankUnited, Inc.	1,013	48,411
Banner Corp.	212	12,408
Bar Harbor Bankshares	129	3,927
Berkshire Hills Bancorp, Inc.	295	8,186
BOK Financial Corp.	259	23,579
Boston Private Financial Holdings, Inc.	776	11,896
Brookline Bancorp, Inc.	611	10,301
Bryn Mawr Bank Corp.	141	6,740
Business First Bancshares, Inc.	209	5,100
Byline Bancorp, Inc.	231	5,331
Cadence BanCorp	1,278	28,602
Cambridge Bancorp	61	5,231
Camden National Corp.	147	7,000
Capital City Bank Group, Inc.	175	4,690
Capstar Financial Holdings, Inc.	296	6,479
Carter Bankshares, Inc.(1)	362	5,636
Cathay General Bancorp	604	25,175
CBTX, Inc.	179	5,298
Central Pacific Financial Corp.	228	6,318
CIT Group, Inc.	1,101	58,331
Citigroup, Inc.	6,111	480,997
Citizens & Northern Corp.	211	5,210
Citizens Financial Group, Inc.	2,137	106,636
City Holding Co.	124	9,947
Civista Bancshares, Inc.	218	5,175
CNB Financial Corp.	228	5,543
Columbia Banking System, Inc.	440	18,990
Comerica, Inc.	1,225	96,150
Commerce Bancshares, Inc.	566	44,080
Community Bank System, Inc.	274	22,227
Community Trust Bancorp, Inc.	148	6,539
ConnectOne Bancorp, Inc.	240	6,646
CrossFirst Bankshares, Inc.(1)	269	3,957
Cullen/Frost Bankers, Inc.	356	42,973
Customers Bancorp, Inc.(1)	499	18,887
CVB Financial Corp.	857	19,008
Dime Community Bancshares, Inc.	217	7,532
Eagle Bancorp, Inc.	344	19,656
East West Bancorp, Inc.	1,147	85,773
Eastern Bankshares, Inc.	1,829	40,970
Enterprise Bancorp, Inc.	150	5,169
Enterprise Financial Services Corp.	224	11,068
Equity Bancshares, Inc., Class A(1)	171	5,619
F.N.B. Corp.	4,167	55,879
Farmers National Banc Corp.	306	5,324
FB Financial Corp.	208	8,705
Fifth Third Bancorp	4,346	183,140

Financial Institutions, Inc.	188	6,040
First BanCorp	1,704	21,794
First Bancorp, Inc. (The)	69	2,174
First Bancorp/Southern Pines NC	284	12,601
First Bancshares, Inc. (The)	178	6,951
First Busey Corp.	429	11,493
First Citizens BancShares, Inc., Class A	54	46,472
First Commonwealth Financial Corp.	774	11,726
First Community Bankshares, Inc.	170	5,297
First Financial Bancorp	906	23,076
First Financial Bankshares, Inc.	760	38,266
First Financial Corp.	130	5,899
First Foundation, Inc.	506	12,701
First Hawaiian, Inc.	881	24,809
First Horizon Corp.	4,560	86,959
First Internet Bancorp	133	4,511
First Interstate BancSystem, Inc., Class A	253	11,909
First Merchants Corp.	363	16,821
First Mid Bancshares, Inc.	109	4,785
First Midwest Bancorp, Inc.	852	17,832
First of Long Island Corp. (The)	279	6,278
First Republic Bank	736	140,900
Flushing Financial Corp.	297	6,941
Fulton Financial Corp.	1,287	22,304
German American Bancorp, Inc.	143	5,977
Glacier Bancorp, Inc.	714	41,591
Great Southern Bancorp, Inc.	99	5,593
Great Western Bancorp, Inc.	420	14,053
Hancock Whitney Corp.	584	28,914
Hanmi Financial Corp.	324	6,798
Heartland Financial USA, Inc.	309	15,373
Heritage Commerce Corp.	563	6,677
Heritage Financial Corp.	241	6,991
Hilltop Holdings, Inc.	828	30,760
Home BancShares, Inc.	943	25,801
HomeTrust Bancshares, Inc.	196	5,561
Hope Bancorp, Inc.	831	12,714
Horizon Bancorp, Inc.	324	5,994
Huntington Bancshares, Inc.	5,548	87,991
Independent Bank Corp. (Massachusetts)	181	14,771
Independent Bank Corp. (Michigan)	245	5,709
Independent Bank Group, Inc.	271	21,341
International Bancshares Corp.	470	21,808
Investors Bancorp, Inc.	1,922	28,599
JPMorgan Chase & Co.	7,136	1,172,017
KeyCorp	5,079	117,020
Lakeland Bancorp, Inc.	390	7,414
Lakeland Financial Corp.	202	12,465
Live Oak Bancshares, Inc.	170	10,299
M&T Bank Corp.	642	103,163
Macatawa Bank Corp.	489	4,694
Mercantile Bank Corp.	179	5,782
Metropolitan Bank Holding Corp.(1)	100	6,381
Midland States Bancorp, Inc.	233	6,491

MidWestOne Financial Group, Inc.	190	5,993
MVB Financial Corp.	145	6,216
National Bank Holdings Corp., Class A	285	11,286
NBT Bancorp, Inc.	258	10,059
Nicolet Bankshares, Inc.(1)	75	5,948
Northrim BanCorp, Inc.	88	3,832
OceanFirst Financial Corp.	474	10,480
OFG Bancorp	585	14,099
Old National Bancorp	1,110	21,146
Old Second Bancorp, Inc.	455	6,306
Origin Bancorp, Inc.	182	8,035
Pacific Premier Bancorp, Inc.	536	24,640
PacWest Bancorp	897	40,518
Park National Corp.	99	12,525
Parke Bancorp, Inc.	239	5,139
Peapack-Gladstone Financial Corp.	200	6,644
People's United Financial, Inc.	2,955	55,879
Peoples Bancorp, Inc.	172	5,587
Pinnacle Financial Partners, Inc.	432	39,277
PNC Financial Services Group, Inc. (The)	1,285	250,164
Popular, Inc.	705	57,535
Preferred Bank	160	10,926
Primis Financial Corp.	314	4,625
Prosperity Bancshares, Inc.	426	32,057
QCR Holdings, Inc.	102	4,877
RBB Bancorp	230	5,612
Regions Financial Corp.	5,371	125,735
Reliant Bancorp, Inc.	200	5,930
Renasant Corp.	405	17,909
Republic Bancorp, Inc., Class A	141	6,549
S&T Bancorp, Inc.	253	8,584
Sandy Spring Bancorp, Inc.	399	18,538
Seacoast Banking Corp. of Florida(1)	465	17,238
ServisFirst Bancshares, Inc.	553	38,411
Sierra Bancorp	218	6,043
Signature Bank	389	97,153
Silvergate Capital Corp., Class A(1)	116	12,922
Simmons First National Corp., Class A	951	29,006
SmartFinancial, Inc.	229	5,553
South State Corp.	327	29,041
Southern First Bancshares, Inc.(1)	100	5,343
Southside Bancshares, Inc.	229	9,810
Spirit of Texas Bancshares, Inc.	210	4,847
Sterling Bancorp	1,296	34,525
Stock Yards Bancorp, Inc.	142	7,631
Summit Financial Group, Inc.	196	4,671
SVB Financial Group(1)	392	228,493
Synovus Financial Corp.	1,284	63,070
TCF Financial Corp.	1,380	65,550
Texas Capital Bancshares, Inc.(1)	370	25,486
Tompkins Financial Corp.	103	8,358
Towne Bank	555	17,777
TriCo Bancshares	216	10,357
TriState Capital Holdings, Inc.(1)	265	6,092

Triumph Bancorp, Inc.(1)	200	16,750
Truist Financial Corp.	4,537	280,296
Trustmark Corp.	501	16,809
U.S. Bancorp	4,104	249,441
UMB Financial Corp.	406	39,264
Umpqua Holdings Corp.	2,340	44,647
United Bankshares, Inc.	643	26,485
United Community Banks, Inc.	629	21,751
Univest Financial Corp.	237	6,911
Valley National Bancorp	3,488	49,948
Veritex Holdings, Inc.	305	10,715
Washington Trust Bancorp, Inc.	148	8,139
Webster Financial Corp.	646	36,615
Wells Fargo & Co.	10,384	485,141
WesBanco, Inc.	441	17,164
West BanCorp, Inc.	181	5,054
Westamerica Bancorporation	156	9,786
Western Alliance Bancorp	802	80,208
Wintrust Financial Corp.	481	38,682
Zions Bancorp N.A.	1,384	80,106
		7,978,704
Beverages — 0.9%
Boston Beer Co., Inc. (The), Class A(1)	53	56,083
Brown-Forman Corp., Class A	56	4,200
Brown-Forman Corp., Class B	695	55,850
Coca-Cola Co. (The)	6,604	365,135
Coca-Cola Consolidated, Inc.	52	21,056
Constellation Brands, Inc., Class A	59	14,143
Keurig Dr Pepper, Inc.	1,307	48,307
MGP Ingredients, Inc.	169	11,778
Molson Coors Beverage Co., Class B(1)	1,207	70,392
Monster Beverage Corp.(1)	1,276	120,289
National Beverage Corp.	281	14,030
PepsiCo, Inc.	2,109	312,005
		1,093,268
Biotechnology — 2.7%
AbbVie, Inc.	3,409	385,899
ACADIA Pharmaceuticals, Inc.(1)	198	4,423
Acceleron Pharma, Inc.(1)	128	16,754
Adverum Biotechnologies, Inc.(1)	241	834
Agios Pharmaceuticals, Inc.(1)	100	5,578
Akebia Therapeutics, Inc.(1)	228	800
Albireo Pharma, Inc.(1)	120	4,014
Alector, Inc.(1)	64	1,139
Alexion Pharmaceuticals, Inc.(1)	1,128	199,148
Alkermes plc(1)	743	16,844
Allakos, Inc.(1)	54	5,478
Allogene Therapeutics, Inc.(1)	125	3,213
Alnylam Pharmaceuticals, Inc.(1)	187	26,552
Altimmune, Inc.(1)	125	1,581
ALX Oncology Holdings, Inc.(1)	72	4,072
Amgen, Inc.	953	226,757
Amicus Therapeutics, Inc.(1)	341	3,158
AnaptysBio, Inc.(1)	151	3,604

Anika Therapeutics, Inc.(1)	17	793
Arcturus Therapeutics Holdings, Inc.(1)(2)	69	2,016
Arcus Biosciences, Inc.(1)	309	7,669
Arcutis Biotherapeutics, Inc.(1)	166	4,374
Ardelyx, Inc.(1)	348	2,488
Arena Pharmaceuticals, Inc.(1)	478	29,211
Arrowhead Pharmaceuticals, Inc.(1)	166	12,052
Assembly Biosciences, Inc.(1)	133	528
Atara Biotherapeutics, Inc.(1)	193	2,617
Avid Bioservices, Inc.(1)	621	13,215
Beam Therapeutics, Inc.(1)(2)	102	7,979
Biogen, Inc.(1)	656	175,467
Biohaven Pharmaceutical Holding Co. Ltd.(1)	76	6,612
BioMarin Pharmaceutical, Inc.(1)	598	46,225
Bluebird Bio, Inc.(1)	123	3,828
Blueprint Medicines Corp.(1)	435	39,737
Bridgebio Pharma, Inc.(1)	204	12,077
Calithera Biosciences, Inc.(1)(2)	173	394
Catalyst Pharmaceuticals, Inc.(1)	713	3,943
Celldex Therapeutics, Inc.(1)	295	8,245
Chimerix, Inc.(1)	557	4,356
Coherus Biosciences, Inc.(1)	404	5,317
Constellation Pharmaceuticals, Inc.(1)	110	2,179
CRISPR Therapeutics AG(1)	149	17,609
Deciphera Pharmaceuticals, Inc.(1)	82	2,767
Denali Therapeutics, Inc.(1)	843	53,606
Dicerna Pharmaceuticals, Inc.(1)	1,004	32,730
Eagle Pharmaceuticals, Inc.(1)	139	5,507
Editas Medicine, Inc.(1)	33	1,120
Emergent BioSolutions, Inc.(1)	527	31,963
Enanta Pharmaceuticals, Inc.(1)	47	2,287
Exact Sciences Corp.(1)	321	35,480
Exelixis, Inc.(1)	1,258	28,368
Fate Therapeutics, Inc.(1)	134	10,264
FibroGen, Inc.(1)	118	2,508
Frequency Therapeutics, Inc.(1)(2)	165	1,460
G1 Therapeutics, Inc.(1)	166	3,606
Generation Bio Co.(1)	153	5,242
Geron Corp.(1)	2,825	3,898
Gilead Sciences, Inc.	5,230	345,755
Global Blood Therapeutics, Inc.(1)	101	3,881
Gossamer Bio, Inc.(1)	39	330
Halozyme Therapeutics, Inc.(1)	268	11,098
Harpoon Therapeutics, Inc.(1)	487	10,042
Heron Therapeutics, Inc.(1)	189	2,508
Horizon Therapeutics plc(1)	876	80,294
Ideaya Biosciences, Inc.(1)	273	5,501
ImmunoGen, Inc.(1)	508	3,139
Incyte Corp.(1)	227	19,018
Intellia Therapeutics, Inc.(1)	139	10,417
Invitae Corp.(1)(2)	264	7,598
Ionis Pharmaceuticals, Inc.(1)	359	13,373
Iovance Biotherapeutics, Inc.(1)	278	5,162
Ironwood Pharmaceuticals, Inc.(1)	1,324	15,319

iTeos Therapeutics, Inc.(1)	127	2,609
Keros Therapeutics, Inc.(1)	47	2,564
Kiniksa Pharmaceuticals Ltd., Class A(1)	232	3,162
Kodiak Sciences, Inc.(1)	87	7,275
Krystal Biotech, Inc.(1)	58	3,784
Kymera Therapeutics, Inc.(1)	153	7,358
Ligand Pharmaceuticals, Inc.(1)	127	14,948
MacroGenics, Inc.(1)	152	4,893
Madrigal Pharmaceuticals, Inc.(1)	28	3,144
Mirati Therapeutics, Inc.(1)	53	8,382
Moderna, Inc.(1)	2,256	417,383
Myriad Genetics, Inc.(1)	416	11,918
Natera, Inc.(1)	164	15,439
Neurocrine Biosciences, Inc.(1)	408	39,258
Nkarta, Inc.(1)	93	2,265
Novavax, Inc.(1)	136	20,076
Nurix Therapeutics, Inc.(1)	137	3,822
Ocugen, Inc.(1)(2)	620	5,413
OPKO Health, Inc.(1)	1,613	6,162
Passage Bio, Inc.(1)	253	3,352
PDL BioPharma, Inc.(1)	752	1,857
Prothena Corp. plc(1)	243	7,088
Regeneron Pharmaceuticals, Inc.(1)	203	101,993
REGENXBIO, Inc.(1)	230	8,112
Relay Therapeutics, Inc.(1)	247	7,934
Repare Therapeutics, Inc.(1)(2)	136	4,396
Replimune Group, Inc.(1)	131	5,105
REVOLUTION Medicines, Inc.(1)	96	2,871
Rhythm Pharmaceuticals, Inc.(1)	119	2,334
Sage Therapeutics, Inc.(1)	651	45,310
Sangamo Therapeutics, Inc.(1)	1,575	16,978
Sarepta Therapeutics, Inc.(1)	74	5,598
Seagen, Inc.(1)	371	57,635
Spectrum Pharmaceuticals, Inc.(1)	83	286
SpringWorks Therapeutics, Inc.(1)	56	4,566
Stoke Therapeutics, Inc.(1)	72	2,856
Sutro Biopharma, Inc.(1)	160	2,978
TCR2 Therapeutics, Inc.(1)	110	2,107
TG Therapeutics, Inc.(1)	186	6,486
Translate Bio, Inc.(1)	1,056	19,019
Travere Therapeutics, Inc.(1)	176	2,670
Turning Point Therapeutics, Inc.(1)	116	7,677
Twist Bioscience Corp.(1)	62	6,653
Ultragenyx Pharmaceutical, Inc.(1)	172	17,494
United Therapeutics Corp.(1)	434	80,681
Vanda Pharmaceuticals, Inc.(1)	221	3,909
VBI Vaccines, Inc.(1)(2)	770	2,487
Vertex Pharmaceuticals, Inc.(1)	518	108,070
Viking Therapeutics, Inc.(1)(2)	399	2,091
Vir Biotechnology, Inc.(1)	247	10,352
Voyager Therapeutics, Inc.(1)(2)	243	1,035
Xencor, Inc.(1)	293	11,269
Xenon Pharmaceuticals, Inc.(1)	253	4,673
ZIOPHARM Oncology, Inc.(1)	600	1,824

Zymeworks, Inc.(1)	83	2,590
		3,225,211
Building Products — 0.8%
AAON, Inc.	427	28,289
Advanced Drainage Systems, Inc.	249	28,242
Allegion plc	360	50,573
American Woodmark Corp.(1)	7	608
AO Smith Corp.	1,119	79,527
Apogee Enterprises, Inc.	291	11,061
Armstrong World Industries, Inc.	518	55,089
AZEK Co., Inc. (The)(1)	127	5,528
Builders FirstSource, Inc.(1)	1,190	53,003
Carrier Global Corp.	1,065	48,915
CSW Industrials, Inc.	63	7,675
Fortune Brands Home & Security, Inc.	364	37,550
Gibraltar Industries, Inc.(1)	251	19,942
Griffon Corp.	547	14,381
Insteel Industries, Inc.	213	7,447
JELD-WEN Holding, Inc.(1)	911	25,517
Johnson Controls International plc	764	50,837
Lennox International, Inc.	60	20,996
Masco Corp.	888	53,555
Masonite International Corp.(1)	293	35,028
Owens Corning	1,009	107,610
PGT Innovations, Inc.(1)	395	9,543
Quanex Building Products Corp.	489	13,022
Resideo Technologies, Inc.(1)	227	6,787
Simpson Manufacturing Co., Inc.	301	33,808
Trane Technologies plc	444	82,762
Trex Co., Inc.(1)	764	74,421
UFP Industries, Inc.	478	38,011
		999,727
Capital Markets — 4.3%
Affiliated Managers Group, Inc.	86	14,104
Ameriprise Financial, Inc.	920	239,053
Apollo Global Management, Inc.	1,529	87,673
Ares Management Corp., Class A	230	12,691
Artisan Partners Asset Management, Inc., Class A	823	42,039
B. Riley Financial, Inc.	265	19,515
Bank of New York Mellon Corp. (The)	3,292	171,447
BGC Partners, Inc., Class A	2,926	17,263
BlackRock, Inc.	323	283,284
Blackstone Group, Inc. (The), Class A	3,148	291,725
Brightsphere Investment Group, Inc.	802	17,861
Carlyle Group, Inc. (The)	2,183	95,266
Cboe Global Markets, Inc.	284	31,609
Charles Schwab Corp. (The)	3,706	273,688
CME Group, Inc.	805	176,102
Cohen & Steers, Inc.	251	18,356
Cowen, Inc., Class A	374	14,709
Diamond Hill Investment Group, Inc.	26	4,561
Evercore, Inc., Class A	467	68,117
FactSet Research Systems, Inc.	94	31,430
Federated Hermes, Inc.	824	26,203
Focus Financial Partners, Inc., Class A(1)	113	5,728

Franklin Resources, Inc.	1,182	40,436
Freedom Holding Corp.(1)(2)	248	12,603
Goldman Sachs Group, Inc. (The)	1,646	612,345
Hamilton Lane, Inc., Class A	248	22,412
Houlihan Lokey, Inc.	327	24,489
Interactive Brokers Group, Inc., Class A	187	12,578
Intercontinental Exchange, Inc.	502	56,666
Invesco Ltd.	2,623	74,834
Janus Henderson Group plc	1,777	68,432
Jefferies Financial Group, Inc.	2,138	68,694
KKR & Co., Inc., Class A	3,847	214,239
Lazard Ltd., Class A	1,204	56,805
LPL Financial Holdings, Inc.	258	38,153
MarketAxess Holdings, Inc.	79	36,857
Moelis & Co., Class A	785	42,147
Moody's Corp.	434	145,542
Morgan Stanley	5,442	494,950
Morningstar, Inc.	48	11,328
MSCI, Inc.	109	51,026
Nasdaq, Inc.	139	23,277
Northern Trust Corp.	1,131	137,066
Open Lending Corp., Class A(1)	1,041	40,162
Oppenheimer Holdings, Inc., Class A	123	6,146
Piper Sandler Cos.	216	27,531
Raymond James Financial, Inc.	752	99,708
S&P Global, Inc.	473	179,489
SEI Investments Co.	1,123	71,243
State Street Corp.	1,424	123,859
Stifel Financial Corp.	911	63,114
StoneX Group, Inc.(1)	103	6,973
T. Rowe Price Group, Inc.	1,286	246,076
Tradeweb Markets, Inc., Class A	187	15,667
Victory Capital Holdings, Inc., Class A	185	5,554
Virtu Financial, Inc., Class A	1,154	35,139
Virtus Investment Partners, Inc.	93	26,154
WisdomTree Investments, Inc.	863	5,782
		5,139,900
Chemicals — 2.4%
AdvanSix, Inc.(1)	303	9,593
Air Products and Chemicals, Inc.	713	213,658
Albemarle Corp.	582	97,241
American Vanguard Corp.	263	4,837
Amyris, Inc.(1)	307	4,369
Ashland Global Holdings, Inc.	342	32,435
Avient Corp.	608	31,604
Axalta Coating Systems Ltd.(1)	992	32,180
Balchem Corp.	144	18,864
Cabot Corp.	679	43,171
Celanese Corp.	778	128,720
CF Industries Holdings, Inc.	681	36,209
Chase Corp.	49	5,194
Chemours Co. (The)	2,007	72,112
Corteva, Inc.	1,993	90,682
Dow, Inc.	3,108	212,649
DuPont de Nemours, Inc.	1,089	92,119

Eastman Chemical Co.	666	83,516
Ecolab, Inc.	341	73,342
Ferro Corp.(1)	881	19,030
FMC Corp.	792	92,418
FutureFuel Corp.	321	3,297
GCP Applied Technologies, Inc.(1)	467	11,385
H.B. Fuller Co.	20	1,382
Hawkins, Inc.	200	6,804
Huntsman Corp.	1,053	29,884
Ingevity Corp.(1)	467	38,439
Innospec, Inc.	174	17,593
International Flavors & Fragrances, Inc.	258	36,551
Intrepid Potash, Inc.(1)	162	4,636
Koppers Holdings, Inc.(1)	221	7,662
Kraton Corp.(1)	499	16,941
Kronos Worldwide, Inc.	305	4,953
Linde plc	1,064	319,838
Livent Corp.(1)	812	15,842
LyondellBasell Industries NV, Class A	1,806	203,392
Minerals Technologies, Inc.	220	19,140
Mosaic Co. (The)	2,979	107,661
NewMarket Corp.	96	32,950
Olin Corp.	606	29,627
Orion Engineered Carbons SA(1)	761	15,403
PPG Industries, Inc.	443	79,616
PQ Group Holdings, Inc.	578	9,445
Quaker Chemical Corp.	63	15,281
Rayonier Advanced Materials, Inc.(1)	569	4,393
RPM International, Inc.	520	48,636
Scotts Miracle-Gro Co. (The)	313	68,037
Sensient Technologies Corp.	347	30,102
Sherwin-Williams Co. (The)	462	130,991
Stepan Co.	231	31,106
Tredegar Corp.	322	4,907
Trinseo SA	576	37,405
Tronox Holdings plc, Class A	1,198	28,129
Valvoline, Inc.	253	8,349
Westlake Chemical Corp.	174	17,551
WR Grace & Co.	406	27,819
		2,859,090
Commercial Services and Supplies — 0.7%
ACCO Brands Corp.	111	1,011
ADT, Inc.	111	1,148
Brady Corp., Class A	358	20,488
Brink's Co. (The)	288	21,718
Casella Waste Systems, Inc., Class A(1)	285	19,218
Cimpress plc(1)	8	794
Cintas Corp.	181	63,991
Civeo Corp.(1)	270	4,315
Clean Harbors, Inc.(1)	588	54,743
Copart, Inc.(1)	1,093	141,008
CoreCivic, Inc.(1)	637	4,988
Covanta Holding Corp.	710	10,515
Deluxe Corp.	156	7,107
Ennis, Inc.	205	4,297

Healthcare Services Group, Inc.	1,044	31,310
Heritage-Crystal Clean, Inc.(1)	176	5,421
Herman Miller, Inc.	814	38,909
HNI Corp.	556	25,365
IAA, Inc.(1)	694	39,537
Interface, Inc.	978	15,981
KAR Auction Services, Inc.(1)	64	1,148
Kimball International, Inc., Class B	412	5,488
Knoll, Inc.	284	7,384
MSA Safety, Inc.	191	32,099
Pitney Bowes, Inc.	1,109	9,293
Republic Services, Inc.	140	15,285
Rollins, Inc.	418	14,250
Steelcase, Inc., Class A	935	13,529
Stericycle, Inc.(1)	75	5,892
Team, Inc.(1)	460	3,910
Tetra Tech, Inc.	56	6,690
UniFirst Corp.	124	27,488
US Ecology, Inc.(1)	196	7,768
VSE Corp.	101	4,805
Waste Connections, Inc.	327	39,711
Waste Management, Inc.	749	105,369
		811,973
Communications Equipment — 0.7%
ADTRAN, Inc.	351	6,953
Arista Networks, Inc.(1)	261	88,578
Cambium Networks Corp.(1)	125	7,214
Ciena Corp.(1)	970	51,284
Cisco Systems, Inc.	6,012	318,035
CommScope Holding Co., Inc.(1)	1,111	22,564
Comtech Telecommunications Corp.	175	4,426
Digi International, Inc.(1)	208	3,944
EchoStar Corp., Class A(1)	138	3,656
EMCORE Corp.(1)	812	7,876
Extreme Networks, Inc.(1)	634	7,253
F5 Networks, Inc.(1)	259	48,026
Juniper Networks, Inc.	1,003	26,409
Lumentum Holdings, Inc.(1)	453	36,861
Motorola Solutions, Inc.	233	47,837
NETGEAR, Inc.(1)	326	12,675
NetScout Systems, Inc.(1)	301	8,849
Plantronics, Inc.(1)	112	3,674
Ribbon Communications, Inc.(1)	594	4,419
Ubiquiti, Inc.	16	4,824
ViaSat, Inc.(1)	827	43,980
Viavi Solutions, Inc.(1)	1,317	23,087
		782,424
Construction and Engineering — 0.5%
AECOM(1)	294	19,113
Ameresco, Inc., Class A(1)	240	12,902
API Group Corp.(1)	552	11,675
Arcosa, Inc.	359	22,797
Argan, Inc.	194	9,525
Comfort Systems USA, Inc.	411	34,072
Construction Partners, Inc., Class A(1)	394	12,691

Dycom Industries, Inc.(1)	410	30,717
EMCOR Group, Inc.	608	76,675
Fluor Corp.(1)	1,268	23,458
Granite Construction, Inc.	463	18,687
Great Lakes Dredge & Dock Corp.(1)	920	13,441
IES Holdings, Inc.(1)	104	5,518
MasTec, Inc.(1)	703	81,780
Matrix Service Co.(1)	1	11
MYR Group, Inc.(1)	244	21,238
Northwest Pipe Co.(1)	29	918
Primoris Services Corp.	679	21,585
Quanta Services, Inc.	904	86,196
Sterling Construction Co., Inc.(1)	300	6,750
Tutor Perini Corp.(1)	360	5,573
Valmont Industries, Inc.	236	58,528
WillScot Mobile Mini Holdings Corp.(1)	1,493	43,297
		617,147
Construction Materials — 0.2%
Eagle Materials, Inc.	496	72,793
Forterra, Inc.(1)	187	4,372
Martin Marietta Materials, Inc.	281	102,186
Summit Materials, Inc., Class A(1)	654	22,772
United States Lime & Minerals, Inc.	34	4,731
US Concrete, Inc.(1)	215	12,253
Vulcan Materials Co.	380	69,662
		288,769
Consumer Finance — 1.7%
Ally Financial, Inc.	3,819	208,937
American Express Co.	2,856	457,331
Atlanticus Holdings Corp.(1)	173	6,853
Capital One Financial Corp.	2,590	416,420
Credit Acceptance Corp.(1)(2)	98	43,851
Discover Financial Services	2,265	265,594
Encore Capital Group, Inc.(1)	346	16,016
Enova International, Inc.(1)	533	20,185
FirstCash, Inc.	299	23,836
Green Dot Corp., Class A(1)	604	24,516
LendingClub Corp.(1)	672	10,268
LendingTree, Inc.(1)	12	2,463
Navient Corp.	2,788	50,937
Nelnet, Inc., Class A	169	12,763
OneMain Holdings, Inc.	1,112	64,318
Oportun Financial Corp.(1)	218	4,159
PRA Group, Inc.(1)	250	9,733
PROG Holdings, Inc.	807	42,545
Regional Management Corp.	159	7,432
Santander Consumer USA Holdings, Inc.	700	26,530
SLM Corp.	4,809	97,382
Synchrony Financial	4,061	192,532
Upstart Holdings, Inc.(1)(2)	148	21,937
World Acceptance Corp.(1)	67	10,761
		2,037,299
Containers and Packaging — 0.7%
Amcor plc	2,465	29,087
AptarGroup, Inc.	437	64,375

Avery Dennison Corp.	368	81,155
Ball Corp.	633	52,007
Berry Global Group, Inc.(1)	486	33,150
Crown Holdings, Inc.	225	23,229
Graphic Packaging Holding Co.	1,112	19,660
Greif, Inc., Class A	102	6,294
International Paper Co.	2,439	153,901
Myers Industries, Inc.	444	9,781
O-I Glass, Inc.(1)	556	10,247
Packaging Corp. of America	803	119,366
Sealed Air Corp.	731	41,565
Silgan Holdings, Inc.	152	6,404
Sonoco Products Co.	1,027	69,343
UFP Technologies, Inc.(1)	50	2,722
WestRock Co.	1,787	104,218
		826,504
Distributors — 0.3%
Core-Mark Holding Co., Inc.	379	17,381
Funko, Inc., Class A(1)	360	9,450
Genuine Parts Co.	1,096	143,707
LKQ Corp.(1)	1,173	59,776
Pool Corp.	178	77,706
		308,020
Diversified Consumer Services — 0.2%
2U, Inc.(1)	215	7,830
Adtalem Global Education, Inc.(1)	365	13,279
American Public Education, Inc.(1)	77	2,156
Bright Horizons Family Solutions, Inc.(1)	43	5,944
Chegg, Inc.(1)	238	18,305
frontdoor, Inc.(1)	115	6,176
Graham Holdings Co., Class B	26	17,226
Grand Canyon Education, Inc.(1)	289	26,282
H&R Block, Inc.	343	8,513
Houghton Mifflin Harcourt Co.(1)	620	6,163
Laureate Education, Inc., Class A(1)	769	11,235
OneSpaWorld Holdings Ltd.(1)	449	5,033
Perdoceo Education Corp.(1)	764	9,313
Service Corp. International	623	33,031
Strategic Education, Inc.	64	4,534
Stride, Inc.(1)	121	3,252
Terminix Global Holdings, Inc.(1)	304	14,999
WW International, Inc.(1)	23	904
		194,175
Diversified Financial Services — 0.7%
Alerus Financial Corp.	142	4,679
Berkshire Hathaway, Inc., Class B(1)	2,344	678,447
Cannae Holdings, Inc.(1)	514	18,427
Equitable Holdings, Inc.	4,635	147,161
Voya Financial, Inc.	744	48,747
		897,461
Diversified Telecommunication Services — 0.8%
Anterix, Inc.(1)	60	2,968
AT&T, Inc.	12,533	368,846
ATN International, Inc.	49	2,316
Bandwidth, Inc., Class A(1)	39	4,613

Cogent Communications Holdings, Inc.	50	3,780
Consolidated Communications Holdings, Inc.(1)	479	4,483
IDT Corp., Class B(1)	324	9,351
Iridium Communications, Inc.(1)	1,167	44,591
Lumen Technologies, Inc.	2,387	33,036
ORBCOMM, Inc.(1)	455	5,092
Verizon Communications, Inc.	9,583	541,344
		1,020,420
Electric Utilities — 1.4%
ALLETE, Inc.	261	17,980
Alliant Energy Corp.	548	31,318
American Electric Power Co., Inc.	957	82,302
Avangrid, Inc.	94	4,952
Duke Energy Corp.	1,954	195,830
Edison International	2,042	114,087
Entergy Corp.	728	76,629
Evergy, Inc.	1,047	64,904
Eversource Energy	260	21,109
Exelon Corp.	3,928	177,231
FirstEnergy Corp.	840	31,844
Hawaiian Electric Industries, Inc.	846	36,420
IDACORP, Inc.	187	18,317
MGE Energy, Inc.	62	4,651
NextEra Energy, Inc.	1,872	137,068
NRG Energy, Inc.	1,009	32,439
OGE Energy Corp.	1,090	37,605
Otter Tail Corp.	316	15,159
PG&E Corp.(1)	8,190	83,047
Pinnacle West Capital Corp.	540	45,673
PNM Resources, Inc.	273	13,410
Portland General Electric Co.	539	25,840
PPL Corp.	3,240	94,316
Southern Co. (The)	3,118	199,303
Xcel Energy, Inc.	1,097	77,755
		1,639,189
Electrical Equipment — 0.7%
Acuity Brands, Inc.	324	60,183
Allied Motion Technologies, Inc.	103	3,646
AMETEK, Inc.	754	101,866
Array Technologies, Inc.(1)	950	15,485
Atkore, Inc.(1)	681	52,573
AZZ, Inc.	233	12,463
Bloom Energy Corp., Class A(1)	158	3,819
Eaton Corp. plc	815	118,379
Emerson Electric Co.	1,239	118,560
Encore Wire Corp.	87	7,151
EnerSys	271	25,539
FuelCell Energy, Inc.(1)	189	1,856
Generac Holdings, Inc.(1)	240	78,893
GrafTech International Ltd.	435	5,777
Hubbell, Inc.	125	23,830
nVent Electric plc	520	16,921
Plug Power, Inc.(1)	594	18,236
Regal Beloit Corp.	253	35,984
Rockwell Automation, Inc.	324	85,445

Sensata Technologies Holding plc(1)	141	8,380
Sunrun, Inc.(1)	235	10,509
TPI Composites, Inc.(1)	537	25,937
Vertiv Holdings Co.	294	7,297
		838,729
Electronic Equipment, Instruments and Components — 1.4%
Advanced Energy Industries, Inc.	413	42,130
Amphenol Corp., Class A	624	41,970
Arrow Electronics, Inc.(1)	731	87,961
Avnet, Inc.	841	37,055
Badger Meter, Inc.	255	24,370
Bel Fuse, Inc., Class B	256	4,219
Belden, Inc.	19	961
Benchmark Electronics, Inc.	238	7,366
CDW Corp.	486	80,394
Cognex Corp.	593	47,078
Coherent, Inc.(1)	165	43,331
Corning, Inc.	5,011	218,630
CTS Corp.	352	13,464
Daktronics, Inc.(1)	760	5,138
ePlus, Inc.(1)	116	10,970
Fabrinet(1)	203	18,207
FARO Technologies, Inc.(1)	88	6,657
Flex Ltd.(1)	2,702	49,366
II-VI, Inc.(1)	731	49,248
Insight Enterprises, Inc.(1)	456	47,643
IPG Photonics Corp.(1)	157	32,854
Itron, Inc.(1)	11	1,049
Jabil, Inc.	1,724	97,320
Keysight Technologies, Inc.(1)	956	136,115
Kimball Electronics, Inc.(1)	409	9,153
Knowles Corp.(1)	524	10,763
Littelfuse, Inc.	115	30,043
Methode Electronics, Inc.	308	14,901
MicroVision, Inc.(1)(2)	357	5,569
Napco Security Technologies, Inc.(1)	150	4,881
National Instruments Corp.	570	23,256
nLight, Inc.(1)	132	3,870
Novanta, Inc.(1)	75	10,423
OSI Systems, Inc.(1)	161	15,514
PC Connection, Inc.	108	5,269
Plexus Corp.(1)	232	22,924
Rogers Corp.(1)	150	28,103
Sanmina Corp.(1)	627	26,403
ScanSource, Inc.(1)	301	9,190
SYNNEX Corp.	573	72,542
TE Connectivity Ltd.	1,103	149,655
Trimble, Inc.(1)	313	24,348
TTM Technologies, Inc.(1)	758	11,484
Vishay Intertechnology, Inc.	1,418	34,131
Vishay Precision Group, Inc.(1)	149	4,857
Vontier Corp.(1)	454	15,926
Zebra Technologies Corp., Class A(1)	120	59,646
		1,696,347

Energy Equipment and Services — 0.6%
Archrock, Inc.	2,242	20,626
Baker Hughes Co.	3,098	75,591
Bristow Group, Inc.(1)	379	10,339
Cactus, Inc., Class A	582	20,393
ChampionX Corp.(1)	987	26,156
Core Laboratories NV	293	12,247
DMC Global, Inc.(1)	184	9,747
Dril-Quip, Inc.(1)	252	8,450
Exterran Corp.(1)	201	949
Frank's International NV(1)	1,136	3,817
Halliburton Co.	8,416	188,939
Helix Energy Solutions Group, Inc.(1)	983	5,141
Helmerich & Payne, Inc.	837	23,645
Liberty Oilfield Services, Inc., Class A(1)	478	7,151
Nabors Industries Ltd.(1)	117	10,954
National Energy Services Reunited Corp.(1)	409	5,247
Newpark Resources, Inc.(1)	1,250	4,175
NexTier Oilfield Solutions, Inc.(1)	1,824	7,752
NOV, Inc.(1)	5,120	82,534
Oceaneering International, Inc.(1)	1,530	21,833
Oil States International, Inc.(1)	607	3,903
Patterson-UTI Energy, Inc.	2,087	17,468
ProPetro Holding Corp.(1)	1,308	13,002
RPC, Inc.(1)	699	3,432
Schlumberger NV	1,467	45,961
Select Energy Services, Inc., Class A(1)	634	3,601
TechnipFMC plc(1)	5,104	43,843
Tidewater, Inc.(1)	322	4,431
Transocean Ltd.(1)	5,014	18,953
US Silica Holdings, Inc.(1)	479	4,915
		705,195
Entertainment — 1.1%
Activision Blizzard, Inc.	1,652	160,657
AMC Entertainment Holdings, Inc., Class A(1)	1,085	28,340
Electronic Arts, Inc.	1,145	163,655
IMAX Corp.(1)	262	5,662
Liberty Media Corp.-Liberty Braves, Class C(1)	183	5,005
Liberty Media Corp.-Liberty Formula One, Class A(1)	123	4,925
Liberty Media Corp.-Liberty Formula One, Class C(1)	613	27,370
Live Nation Entertainment, Inc.(1)	107	9,642
Madison Square Garden Entertainment Corp.(1)	112	9,994
Madison Square Garden Sports Corp.(1)	28	5,181
Marcus Corp. (The)(1)(2)	226	4,771
Netflix, Inc.(1)	825	414,818
Playtika Holding Corp.(1)(2)	284	7,790
Roku, Inc.(1)	126	43,686
Take-Two Interactive Software, Inc.(1)	444	82,389
Walt Disney Co. (The)(1)	1,745	311,744
World Wrestling Entertainment, Inc., Class A	669	37,357
Zynga, Inc., Class A(1)	962	10,428
		1,333,414
Food and Staples Retailing — 1.6%
Albertsons Cos., Inc., Class A	564	10,823
Andersons, Inc. (The)	298	9,262

BJ's Wholesale Club Holdings, Inc.(1)	477	21,365
Casey's General Stores, Inc.	370	81,711
Chefs' Warehouse, Inc. (The)(1)	158	4,860
Costco Wholesale Corp.	1,605	607,123
Grocery Outlet Holding Corp.(1)	68	2,317
Ingles Markets, Inc., Class A	202	12,512
Kroger Co. (The)	4,898	181,128
Natural Grocers by Vitamin Cottage, Inc.	165	1,978
Performance Food Group Co.(1)	1,490	74,694
PriceSmart, Inc.	302	26,667
SpartanNash Co.	383	8,031
Sprouts Farmers Market, Inc.(1)	1,412	37,559
Sysco Corp.	1,085	87,885
United Natural Foods, Inc.(1)	800	30,368
US Foods Holding Corp.(1)	249	9,696
Village Super Market, Inc., Class A	118	2,845
Walgreens Boots Alliance, Inc.	3,458	182,098
Walmart, Inc.	3,780	536,873
Weis Markets, Inc.	245	12,466
		1,942,261
Food Products — 1.1%
Archer-Daniels-Midland Co.	1,657	110,240
B&G Foods, Inc.	657	20,104
Beyond Meat, Inc.(1)(2)	73	10,616
Bunge Ltd.	523	45,407
Cal-Maine Foods, Inc.	224	7,820
Calavo Growers, Inc.	128	9,114
Campbell Soup Co.	309	15,039
Conagra Brands, Inc.	317	12,078
Darling Ingredients, Inc.(1)	1,233	84,411
Flowers Foods, Inc.	1,808	43,555
Fresh Del Monte Produce, Inc.	308	10,309
Freshpet, Inc.(1)	113	19,981
General Mills, Inc.	555	34,887
Hain Celestial Group, Inc. (The)(1)	427	17,405
Hershey Co. (The)	520	89,986
Hormel Foods Corp.	722	35,046
Hostess Brands, Inc.(1)	838	13,140
Ingredion, Inc.	707	67,115
J&J Snack Foods Corp.	58	10,184
J.M. Smucker Co. (The)	652	86,905
John B Sanfilippo & Son, Inc.	111	10,357
Kellogg Co.	361	23,642
Kraft Heinz Co. (The)	1,992	86,831
Lamb Weston Holdings, Inc.	909	74,983
Lancaster Colony Corp.	82	15,307
McCormick & Co., Inc.	160	14,250
Mission Produce, Inc.(1)	437	8,875
Mondelez International, Inc., Class A	2,568	163,145
Pilgrim's Pride Corp.(1)	487	11,707
Post Holdings, Inc.(1)	93	10,744
Sanderson Farms, Inc.	149	24,250
Seaboard Corp.	3	10,995
Seneca Foods Corp., Class A(1)	72	3,329
Simply Good Foods Co. (The)(1)	386	13,329

TreeHouse Foods, Inc.(1)	20	974
Tyson Foods, Inc., Class A	2,022	160,749
Whole Earth Brands, Inc.(1)	405	5,350
		1,382,159
Gas Utilities — 0.1%
Atmos Energy Corp.	200	19,834
Chesapeake Utilities Corp.	53	6,072
National Fuel Gas Co.	606	31,445
New Jersey Resources Corp.	502	21,445
Northwest Natural Holding Co.	240	12,691
ONE Gas, Inc.	105	7,804
South Jersey Industries, Inc.	656	17,489
Southwest Gas Holdings, Inc.(1)	351	23,169
UGI Corp.	631	29,058
		169,007
Health Care Equipment and Supplies — 2.2%
Abbott Laboratories	2,356	274,827
ABIOMED, Inc.(1)	155	44,110
Accuray, Inc.(1)	892	3,800
Align Technology, Inc.(1)	222	131,013
AngioDynamics, Inc.(1)	214	4,948
Asensus Surgical, Inc.(1)	792	1,853
Atrion Corp.	8	4,968
Avanos Medical, Inc.(1)	244	9,784
Baxter International, Inc.	1,296	106,427
Becton Dickinson and Co.	357	86,355
Boston Scientific Corp.(1)	1,769	75,271
Cantel Medical Corp.(1)	91	7,401
Cardiovascular Systems, Inc.(1)	88	3,449
CONMED Corp.	43	5,921
Cooper Cos., Inc. (The)	127	49,968
Danaher Corp.	632	161,880
DENTSPLY SIRONA, Inc.	592	39,617
DexCom, Inc.(1)	142	52,453
Edwards Lifesciences Corp.(1)	1,112	106,641
Envista Holdings Corp.(1)	223	9,732
Glaukos Corp.(1)	94	6,917
Globus Medical, Inc., Class A(1)	348	25,077
Haemonetics Corp.(1)	373	21,060
Hill-Rom Holdings, Inc.	143	15,913
Hologic, Inc.(1)	1,216	76,681
ICU Medical, Inc.(1)	128	26,632
IDEXX Laboratories, Inc.(1)	314	175,247
Inogen, Inc.(1)	174	10,755
Insulet Corp.(1)	103	27,776
Integer Holdings Corp.(1)	129	11,671
Integra LifeSciences Holdings Corp.(1)	318	21,958
Intuitive Surgical, Inc.(1)	195	164,225
Lantheus Holdings, Inc.(1)	271	6,572
LENSAR, Inc.(1)	57	471
LivaNova plc(1)	65	5,430
Masimo Corp.(1)	145	31,262
Medtronic plc	1,729	218,874
Meridian Bioscience, Inc.(1)	713	14,802
Merit Medical Systems, Inc.(1)	334	20,154

Natus Medical, Inc.(1)	189	5,065
Nevro Corp.(1)	37	5,576
Novocure Ltd.(1)	115	23,460
NuVasive, Inc.(1)	617	42,079
OraSure Technologies, Inc.(1)	275	2,643
Ortho Clinical Diagnostics Holdings plc(1)	248	5,096
Orthofix Medical, Inc.(1)	22	895
OrthoPediatrics Corp.(1)	107	6,044
Penumbra, Inc.(1)	63	15,694
Quidel Corp.(1)	420	49,606
ResMed, Inc.	333	68,548
STAAR Surgical Co.(1)	63	9,200
STERIS plc	227	43,325
Stryker Corp.	464	118,445
Surgalign Holdings, Inc.(1)	1,740	3,410
Surmodics, Inc.(1)	92	4,881
Tandem Diabetes Care, Inc.(1)	48	4,099
Teleflex, Inc.	57	22,925
TransMedics Group, Inc.(1)	159	4,077
Utah Medical Products, Inc.	36	3,086
Varex Imaging Corp.(1)	224	5,620
West Pharmaceutical Services, Inc.	304	105,643
Zimmer Biomet Holdings, Inc.	455	76,590
		2,687,902
Health Care Providers and Services — 2.4%
1Life Healthcare, Inc.(1)	162	5,994
Acadia Healthcare Co., Inc.(1)	340	21,882
AdaptHealth Corp.(1)	281	7,359
Addus HomeCare Corp.(1)	73	7,020
Amedisys, Inc.(1)	56	14,469
AmerisourceBergen Corp.	222	25,472
AMN Healthcare Services, Inc.(1)	88	7,806
Anthem, Inc.	1,087	432,865
Apollo Medical Holdings, Inc.(1)	215	7,499
Brookdale Senior Living, Inc.(1)	2,809	18,933
Cardinal Health, Inc.	1,100	61,677
Centene Corp.(1)	3,168	233,165
Chemed Corp.	66	32,429
Cigna Corp.	602	155,828
Community Health Systems, Inc.(1)	542	7,734
CorVel Corp.(1)	57	7,102
Covetrus, Inc.(1)	193	5,354
Cross Country Healthcare, Inc.(1)	560	8,764
CVS Health Corp.	1,090	94,220
DaVita, Inc.(1)	172	20,652
Encompass Health Corp.	151	12,954
Ensign Group, Inc. (The)	681	56,659
Fulgent Genetics, Inc.(1)(2)	256	18,962
Guardant Health, Inc.(1)	210	26,065
Hanger, Inc.(1)	173	4,469
HCA Healthcare, Inc.	680	146,057
HealthEquity, Inc.(1)	87	7,232
Henry Schein, Inc.(1)	407	30,948
Humana, Inc.	702	307,265
InfuSystem Holdings, Inc.(1)	278	5,143

Joint Corp. (The)(1)	114	8,103
Laboratory Corp. of America Holdings(1)	701	192,411
LHC Group, Inc.(1)	33	6,496
Magellan Health, Inc.(1)	155	14,600
McKesson Corp.	251	48,290
MEDNAX, Inc.(1)	181	5,788
ModivCare, Inc.(1)	191	28,121
Molina Healthcare, Inc.(1)	573	144,029
National HealthCare Corp.	133	9,737
Oak Street Health, Inc.(1)	233	14,071
Owens & Minor, Inc.	1,033	46,186
Patterson Cos., Inc.	671	21,834
Pennant Group, Inc. (The)(1)	123	4,215
Premier, Inc., Class A	824	27,192
Quest Diagnostics, Inc.	211	27,782
R1 RCM, Inc.(1)	691	15,997
RadNet, Inc.(1)	227	6,009
Select Medical Holdings Corp.	206	8,254
Tenet Healthcare Corp.(1)	485	32,451
Tivity Health, Inc.(1)	203	5,319
Triple-S Management Corp., Class B(1)	157	3,972
UnitedHealth Group, Inc.	953	392,560
Universal Health Services, Inc., Class B	491	78,378
		2,933,773
Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc.(1)	797	13,860
American Well Corp., Class A(1)	232	2,888
Cerner Corp.	2,053	160,647
Change Healthcare, Inc.(1)	1,093	25,620
Evolent Health, Inc., Class A(1)	770	14,961
HealthStream, Inc.(1)	242	6,335
Inspire Medical Systems, Inc.(1)	42	8,161
NextGen Healthcare, Inc.(1)	281	4,614
Omnicell, Inc.(1)	204	28,356
Schrodinger, Inc.(1)	93	6,527
Teladoc Health, Inc.(1)	179	26,954
Veeva Systems, Inc., Class A(1)	200	58,268
		357,191
Hotels, Restaurants and Leisure — 1.6%
Airbnb, Inc., Class A(1)(2)	82	11,513
Aramark	268	10,010
BJ's Restaurants, Inc.(1)	123	6,799
Bloomin' Brands, Inc.(1)	404	11,938
Booking Holdings, Inc.(1)	63	148,778
Boyd Gaming Corp.(1)	228	14,681
Brinker International, Inc.(1)	97	5,961
Caesars Entertainment, Inc.(1)	510	54,799
Carnival Corp.(1)	2,564	75,792
Cheesecake Factory, Inc. (The)(1)	793	46,644
Chipotle Mexican Grill, Inc.(1)	84	115,246
Choice Hotels International, Inc.(1)	59	7,134
Churchill Downs, Inc.	96	19,155
Chuy's Holdings, Inc.(1)	150	6,217
Cracker Barrel Old Country Store, Inc.	269	42,427
Darden Restaurants, Inc.	1,129	161,707

Domino's Pizza, Inc.	34	14,514
DraftKings, Inc., Class A(1)(2)	808	40,360
Everi Holdings, Inc.(1)	352	7,297
Expedia Group, Inc.(1)	77	13,625
Extended Stay America, Inc.	1,936	38,159
Fiesta Restaurant Group, Inc.(1)	301	4,091
GAN Ltd.(1)(2)	132	2,284
Golden Entertainment, Inc.(1)	55	2,345
Hilton Grand Vacations, Inc.(1)	1,174	53,687
Hilton Worldwide Holdings, Inc.(1)	368	46,099
Hyatt Hotels Corp., Class A(1)	141	11,009
International Game Technology plc(1)	277	6,720
Jack in the Box, Inc.	49	5,566
Las Vegas Sands Corp.(1)	669	38,635
Marriott International, Inc., Class A(1)	720	103,378
Marriott Vacations Worldwide Corp.(1)	43	7,408
McDonald's Corp.	810	189,451
MGM Resorts International	1,239	53,116
Monarch Casino & Resort, Inc.(1)	67	4,781
Noodles & Co.(1)	696	8,964
Norwegian Cruise Line Holdings Ltd.(1)(2)	1,353	43,161
ONE Group Hospitality, Inc. (The)(1)	584	6,260
Papa John's International, Inc.	62	5,825
Penn National Gaming, Inc.(1)	779	63,855
Planet Fitness, Inc., Class A(1)	164	12,918
Playa Hotels & Resorts NV(1)	945	6,908
RCI Hospitality Holdings, Inc.	74	5,735
Red Robin Gourmet Burgers, Inc.(1)	134	4,805
Red Rock Resorts, Inc., Class A(1)	643	28,774
Royal Caribbean Cruises Ltd.(1)	447	41,692
Ruth's Hospitality Group, Inc.(1)	332	8,014
Scientific Games Corp., Class A(1)	121	8,777
SeaWorld Entertainment, Inc.(1)	273	14,859
Shake Shack, Inc., Class A(1)	95	8,928
Six Flags Entertainment Corp.(1)	148	6,724
Starbucks Corp.	1,339	152,485
Texas Roadhouse, Inc.	415	41,795
Travel + Leisure Co.	200	13,030
Vail Resorts, Inc.(1)	48	15,690
Wendy's Co. (The)	255	5,921
Wingstop, Inc.	60	8,561
Wyndham Hotels & Resorts, Inc.	18	1,351
Wynn Resorts Ltd.(1)	211	27,825
Yum! Brands, Inc.	413	49,548
		1,973,731
Household Durables — 1.3%
Bassett Furniture Industries, Inc.	229	6,936
Beazer Homes USA, Inc.(1)	466	11,095
Cavco Industries, Inc.(1)	76	16,817
Century Communities, Inc.(1)	438	35,644
D.R. Horton, Inc.	1,471	140,172
Ethan Allen Interiors, Inc.	236	6,813
Garmin Ltd.	672	95,585
GoPro, Inc., Class A(1)	859	9,638
Green Brick Partners, Inc.(1)	236	5,508

Helen of Troy Ltd.(1)	130	27,362
Hooker Furniture Corp.	146	5,234
Installed Building Products, Inc.	133	15,774
iRobot Corp.(1)	286	27,942
KB Home	624	29,209
La-Z-Boy, Inc.	566	23,336
Leggett & Platt, Inc.	287	15,794
Lennar Corp., Class A	1,695	167,822
Lennar Corp., Class B	63	4,934
LGI Homes, Inc.(1)	239	43,214
Lifetime Brands, Inc.	361	5,415
Lovesac Co. (The)(1)	217	18,015
M.D.C. Holdings, Inc.	319	18,486
M/I Homes, Inc.(1)	435	30,676
Meritage Homes Corp.(1)	281	30,255
Mohawk Industries, Inc.(1)	530	111,660
Newell Brands, Inc.	1,740	49,921
NVR, Inc.(1)	25	122,181
PulteGroup, Inc.	2,290	132,339
Purple Innovation, Inc.(1)	621	17,711
Skyline Champion Corp.(1)	374	18,943
Sonos, Inc.(1)	1,640	60,680
Taylor Morrison Home Corp.(1)	1,446	42,831
Tempur Sealy International, Inc.	913	35,151
Toll Brothers, Inc.	1,169	76,266
TopBuild Corp.(1)	38	7,526
Tri Pointe Homes, Inc.(1)	1,419	34,226
Tupperware Brands Corp.(1)	158	4,051
Universal Electronics, Inc.(1)	86	4,305
VOXX International Corp.(1)	219	3,294
Whirlpool Corp.	462	109,536
		1,622,297
Household Products — 0.6%
Central Garden & Pet Co.(1)	81	4,449
Central Garden & Pet Co., Class A(1)	351	17,708
Church & Dwight Co., Inc.	413	35,407
Clorox Co. (The)	292	51,605
Colgate-Palmolive Co.	2,157	180,713
Energizer Holdings, Inc.	128	5,893
Kimberly-Clark Corp.	954	124,621
Procter & Gamble Co. (The)	2,162	291,546
Reynolds Consumer Products, Inc.	84	2,532
Spectrum Brands Holdings, Inc.	77	6,845
WD-40 Co.	68	16,646
		737,965
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	6,492	164,962
Brookfield Renewable Corp., Class A	231	9,868
Clearway Energy, Inc., Class A	132	3,317
Clearway Energy, Inc., Class C	561	15,052
NextEra Energy Partners LP	307	20,990
Ormat Technologies, Inc.	363	25,065
Sunnova Energy International, Inc.(1)	262	7,650
Vistra Corp.	4,700	75,999
		322,903

Industrial Conglomerates — 0.6%
3M Co.	1,178	239,181
Carlisle Cos., Inc.	335	64,427
General Electric Co.	12,227	171,912
Honeywell International, Inc.	996	229,986
Raven Industries, Inc.	212	9,356
Roper Technologies, Inc.	55	24,750
		739,612
Insurance — 3.6%
Aflac, Inc.	3,116	176,615
Alleghany Corp.(1)	69	49,443
Allstate Corp. (The)	1,917	261,881
Ambac Financial Group, Inc.(1)	329	4,965
American Equity Investment Life Holding Co.	684	20,862
American Financial Group, Inc.	628	83,562
American International Group, Inc.	4,346	229,643
American National Group, Inc.	42	6,301
AMERISAFE, Inc.	181	11,861
Aon plc, Class A	502	127,192
Arch Capital Group Ltd.(1)	1,673	66,736
Argo Group International Holdings Ltd.	256	13,732
Arthur J. Gallagher & Co.	342	50,141
Assurant, Inc.	331	53,341
Assured Guaranty Ltd.	574	27,340
Athene Holding Ltd., Class A(1)	895	56,054
Axis Capital Holdings Ltd.	682	36,582
Brighthouse Financial, Inc.(1)	591	28,758
Brown & Brown, Inc.	211	11,082
Chubb Ltd.	1,282	217,927
Cincinnati Financial Corp.	667	81,181
CNA Financial Corp.	141	6,741
CNO Financial Group, Inc.	1,249	33,173
eHealth, Inc.(1)	98	6,394
Employers Holdings, Inc.	225	9,495
Enstar Group Ltd.(1)	75	19,042
Erie Indemnity Co., Class A	141	28,359
Everest Re Group Ltd.	200	51,992
Fidelity National Financial, Inc.	2,787	130,961
First American Financial Corp.	1,147	73,764
Genworth Financial, Inc., Class A(1)	2,939	12,344
Globe Life, Inc.	738	77,800
Goosehead Insurance, Inc., Class A	43	3,864
Hanover Insurance Group, Inc. (The)	266	37,104
Hartford Financial Services Group, Inc. (The)	3,248	212,257
HCI Group, Inc.(2)	51	4,109
Horace Mann Educators Corp.	265	10,565
James River Group Holdings Ltd.	157	5,482
Kemper Corp.	377	28,226
Kinsale Capital Group, Inc.	61	10,154
Lemonade, Inc.(1)(2)	164	14,837
Lincoln National Corp.	1,149	80,189
Loews Corp.	1,128	65,853
Markel Corp.(1)	53	64,951
Marsh & McLennan Cos., Inc.	334	46,209
MBIA, Inc.(1)	105	1,049

Mercury General Corp.	302	19,207
MetLife, Inc.	2,927	191,309
National Western Life Group, Inc., Class A	28	6,860
Old Republic International Corp.	2,154	56,564
Palomar Holdings, Inc.(1)	85	6,205
Primerica, Inc.	415	67,317
Principal Financial Group, Inc.	1,767	115,544
ProAssurance Corp.	419	10,203
Progressive Corp. (The)	3,256	322,604
Prudential Financial, Inc.	2,117	226,455
Reinsurance Group of America, Inc.	382	48,143
RenaissanceRe Holdings Ltd.	207	31,903
RLI Corp.	196	20,674
Safety Insurance Group, Inc.	177	15,064
Selective Insurance Group, Inc.	396	29,807
SelectQuote, Inc.(1)	403	8,189
SiriusPoint Ltd.(1)	1,163	12,235
Stewart Information Services Corp.	417	25,166
Travelers Cos., Inc. (The)	1,639	261,748
Trupanion, Inc.(1)	151	13,616
United Fire Group, Inc.	160	4,904
Unum Group	1,141	35,337
Watford Holdings Ltd.(1)	197	6,883
White Mountains Insurance Group Ltd.	30	35,801
Willis Towers Watson plc	153	39,988
WR Berkley Corp.	633	49,368
		4,311,207
Interactive Media and Services — 3.9%
Alphabet, Inc., Class A(1)	611	1,440,035
Alphabet, Inc., Class C(1)	581	1,401,116
Angi, Inc.(1)	184	2,609
Cargurus, Inc.(1)	779	21,983
Cars.com, Inc.(1)	906	13,237
Eventbrite, Inc., Class A(1)	221	4,486
Facebook, Inc., Class A(1)	4,445	1,461,205
IAC/InterActiveCorp(1)	313	49,914
Match Group, Inc.(1)	369	52,907
Pinterest, Inc., Class A(1)	813	53,089
Snap, Inc., Class A(1)	1,063	66,034
TripAdvisor, Inc.(1)	227	9,863
Twitter, Inc.(1)	1,795	104,110
Vimeo, Inc.(1)	508	21,343
Yelp, Inc.(1)	295	11,833
Zillow Group, Inc., Class A(1)	82	9,700
Zillow Group, Inc., Class C(1)	231	27,101
ZoomInfo Technologies, Inc., Class A(1)	115	5,040
		4,755,605
Internet and Direct Marketing Retail — 3.0%
1-800-Flowers.com, Inc., Class A(1)	378	11,518
Amazon.com, Inc.(1)	972	3,132,824
Chewy, Inc., Class A(1)(2)	120	8,834
eBay, Inc.	1,855	112,932
Etsy, Inc.(1)	638	105,098
Grubhub, Inc.(1)	158	9,497
Lands' End, Inc.(1)	165	4,226

Liquidity Services, Inc.(1)	237	5,667
MercadoLibre, Inc.(1)	40	54,347
PetMed Express, Inc.	282	8,150
Quotient Technology, Inc.(1)	315	3,704
Qurate Retail, Inc., Series A	824	11,231
Revolve Group, Inc.(1)	452	25,059
Shutterstock, Inc.	225	20,419
Stamps.com, Inc.(1)	158	29,653
Stitch Fix, Inc., Class A(1)	127	6,789
Wayfair, Inc., Class A(1)	101	30,961
		3,580,909
IT Services — 4.0%
Accenture plc, Class A	1,978	558,112
Akamai Technologies, Inc.(1)	726	82,916
Alliance Data Systems Corp.	670	81,104
Amdocs Ltd.	532	41,549
Automatic Data Processing, Inc.	1,194	234,048
Black Knight, Inc.(1)	116	8,513
BM Technologies, Inc.(1)	51	655
Broadridge Financial Solutions, Inc.	370	59,008
Cardtronics plc, Class A(1)	24	934
Cass Information Systems, Inc.	122	5,567
Cognizant Technology Solutions Corp., Class A	2,450	175,322
Concentrix Corp.(1)	302	46,121
CSG Systems International, Inc.	388	17,088
DXC Technology Co.(1)	2,183	82,779
EPAM Systems, Inc.(1)	230	109,848
Euronet Worldwide, Inc.(1)	413	61,801
EVERTEC, Inc.	292	12,711
ExlService Holdings, Inc.(1)	196	19,988
Fastly, Inc., Class A(1)(2)	177	8,353
Fidelity National Information Services, Inc.	270	40,225
Fiserv, Inc.(1)	474	54,605
FleetCor Technologies, Inc.(1)	149	40,892
Gartner, Inc.(1)	280	64,915
Genpact Ltd.	463	21,178
Global Payments, Inc.	376	72,835
GoDaddy, Inc., Class A(1)	238	19,268
Hackett Group, Inc. (The)	243	4,328
International Business Machines Corp.	1,166	167,601
International Money Express, Inc.(1)	272	4,153
Jack Henry & Associates, Inc.	251	38,692
LiveRamp Holdings, Inc.(1)	277	13,916
Mastercard, Inc., Class A	1,625	585,943
MAXIMUS, Inc.	364	33,732
MongoDB, Inc.(1)	54	15,765
Okta, Inc.(1)	117	26,025
Paychex, Inc.	912	92,240
PayPal Holdings, Inc.(1)	3,765	978,975
Perficient, Inc.(1)	80	5,727
Sabre Corp.(1)	745	10,318
Shift4 Payments, Inc., Class A(1)	62	5,784
Snowflake, Inc., Class A(1)	326	77,598
Square, Inc., Class A(1)	553	123,054
Switch, Inc., Class A	693	13,077

Sykes Enterprises, Inc.(1)	284	11,905
TTEC Holdings, Inc.	119	12,901
Tucows, Inc., Class A(1)(2)	51	3,983
Twilio, Inc., Class A(1)	162	54,432
Unisys Corp.(1)	191	4,911
VeriSign, Inc.(1)	88	19,353
Visa, Inc., Class A	2,499	568,023
Western Union Co. (The)	1,318	32,251
WEX, Inc.(1)	80	15,673
		4,840,695
Leisure Products — 0.5%
Acushnet Holdings Corp.	381	20,269
American Outdoor Brands, Inc.(1)	63	2,018
Brunswick Corp.	926	94,665
Callaway Golf Co.(1)	759	28,022
Hasbro, Inc.	107	10,269
Johnson Outdoors, Inc., Class A	43	5,254
Malibu Boats, Inc., Class A(1)	281	22,036
MasterCraft Boat Holdings, Inc.(1)	188	5,219
Mattel, Inc.(1)	1,132	24,010
Nautilus, Inc.(1)(2)	588	10,590
Peloton Interactive, Inc., Class A(1)	878	96,852
Polaris, Inc.	730	95,790
Smith & Wesson Brands, Inc.	568	12,076
Sturm Ruger & Co., Inc.	238	18,788
Vista Outdoor, Inc.(1)	859	37,444
YETI Holdings, Inc.(1)	915	80,154
		563,456
Life Sciences Tools and Services — 1.0%
10X Genomics, Inc., Class A(1)	131	23,580
Adaptive Biotechnologies Corp.(1)	381	14,406
Agilent Technologies, Inc.	586	80,944
Avantor, Inc.(1)	1,448	46,553
Berkeley Lights, Inc.(1)	64	2,784
Bio-Rad Laboratories, Inc., Class A(1)	79	47,587
Bio-Techne Corp.	73	30,210
Bruker Corp.	813	56,455
Charles River Laboratories International, Inc.(1)	76	25,687
Codexis, Inc.(1)	180	3,690
Fluidigm Corp.(1)(2)	380	2,204
Illumina, Inc.(1)	325	131,833
IQVIA Holdings, Inc.(1)	236	56,678
Luminex Corp.	262	9,665
Maravai LifeSciences Holdings, Inc., Class A(1)	145	5,443
Medpace Holdings, Inc.(1)	80	13,365
Mettler-Toledo International, Inc.(1)	106	137,901
NeoGenomics, Inc.(1)	104	4,267
PerkinElmer, Inc.	206	29,884
PPD, Inc.(1)	189	8,717
PRA Health Sciences, Inc.(1)	128	21,878
Repligen Corp.(1)	77	14,061
Sotera Health Co.(1)	203	4,892
Syneos Health, Inc.(1)	19	1,670
Thermo Fisher Scientific, Inc.	590	277,005

Waters Corp.(1)	361	116,332
		1,167,691
Machinery — 2.8%
AGCO Corp.	692	95,752
Alamo Group, Inc.	139	21,431
Albany International Corp., Class A	393	35,115
Allison Transmission Holdings, Inc.	367	15,528
Altra Industrial Motion Corp.	245	16,094
Astec Industries, Inc.	209	14,323
Barnes Group, Inc.	262	13,996
Caterpillar, Inc.	2,137	515,188
Chart Industries, Inc.(1)	201	29,334
CIRCOR International, Inc.(1)	209	7,865
Colfax Corp.(1)	175	7,735
Columbus McKinnon Corp.	233	11,813
Commercial Vehicle Group, Inc.(1)	534	6,157
Crane Co.	98	9,358
Cummins, Inc.	869	223,576
Deere & Co.	1,364	492,540
Donaldson Co., Inc.	951	58,572
Douglas Dynamics, Inc.	207	9,077
Dover Corp.	136	20,468
Energy Recovery, Inc.(1)	341	6,482
Enerpac Tool Group Corp.	189	5,179
EnPro Industries, Inc.	166	15,270
ESCO Technologies, Inc.	117	11,073
Evoqua Water Technologies Corp.(1)	222	6,909
Federal Signal Corp.	304	12,914
Flowserve Corp.	628	26,621
Fortive Corp.	477	34,592
Franklin Electric Co., Inc.	361	30,284
Gorman-Rupp Co. (The)	133	4,785
Graco, Inc.	913	69,132
Greenbrier Cos., Inc. (The)	446	19,807
Helios Technologies, Inc.	112	7,958
Hillenbrand, Inc.	142	6,475
Hyster-Yale Materials Handling, Inc.	139	10,507
IDEX Corp.	198	44,087
Illinois Tool Works, Inc.	634	146,936
Ingersoll Rand, Inc.(1)	761	37,776
ITT, Inc.	507	47,607
John Bean Technologies Corp.	130	18,724
Kadant, Inc.	50	8,401
Kennametal, Inc.	521	19,543
Lincoln Electric Holdings, Inc.	532	68,405
Lindsay Corp.	97	15,969
Lydall, Inc.(1)	301	10,950
Manitowoc Co., Inc. (The)(1)	304	7,849
Meritor, Inc.(1)	244	6,344
Middleby Corp. (The)(1)	121	19,878
Miller Industries, Inc.	151	6,319
Mueller Industries, Inc.	655	30,412
Mueller Water Products, Inc., Class A	1,488	21,531
Navistar International Corp.(1)	91	4,025
Nikola Corp.(1)(2)	218	3,261

NN, Inc.(1)	691	5,189
Nordson Corp.	58	12,858
Oshkosh Corp.	681	89,511
Otis Worldwide Corp.	758	59,374
PACCAR, Inc.	1,654	151,440
Park-Ohio Holdings Corp.	125	4,611
Parker-Hannifin Corp.	194	59,781
Pentair plc	229	15,794
Proto Labs, Inc.(1)	71	6,347
RBC Bearings, Inc.(1)	135	26,432
Rexnord Corp.	160	7,995
Shyft Group, Inc. (The)	429	16,722
Snap-on, Inc.	481	122,472
SPX Corp.(1)	112	7,015
SPX FLOW, Inc.	243	16,677
Standex International Corp.	117	11,658
Stanley Black & Decker, Inc.	142	30,786
Tennant Co.	188	15,555
Terex Corp.	828	43,362
Timken Co. (The)	617	54,574
Titan International, Inc.(1)	669	6,215
Toro Co. (The)	980	108,868
TriMas Corp.(1)	434	14,070
Trinity Industries, Inc.	911	25,308
Wabash National Corp.	397	6,332
Watts Water Technologies, Inc., Class A	146	19,841
Welbilt, Inc.(1)	90	2,224
Westinghouse Air Brake Technologies Corp.	369	30,539
Woodward, Inc.	308	39,172
Xylem, Inc.	219	25,868
		3,426,517
Marine — 0.1%
Costamare, Inc.	645	6,921
Kirby Corp.(1)	353	23,062
Matson, Inc.	605	39,113
		69,096
Media — 1.2%
Altice USA, Inc., Class A(1)	842	30,363
AMC Networks, Inc., Class A(1)	325	17,446
Boston Omaha Corp., Class A(1)	127	3,894
Cable One, Inc.	38	68,991
Charter Communications, Inc., Class A(1)	114	79,176
Comcast Corp., Class A	9,986	572,597
Discovery, Inc., Class A(1)(2)	173	5,555
Discovery, Inc., Class C(1)	342	10,277
DISH Network Corp., Class A(1)	1,997	86,909
Entercom Communications Corp.(1)	1,031	4,485
Entravision Communications Corp., Class A	946	4,418
Fox Corp., Class A	2,989	111,639
Fox Corp., Class B	1,430	51,880
Gannett Co., Inc.(1)	920	4,720
Gray Television, Inc.	1,037	24,121
Interpublic Group of Cos., Inc. (The)	1,138	38,339
John Wiley & Sons, Inc., Class A	69	4,373
Liberty Broadband Corp., Class A(1)	32	5,186

Liberty Broadband Corp., Class C(1)	365	60,696
Liberty Media Corp.-Liberty SiriusXM, Class A(1)	20	873
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	143	6,222
Magnite, Inc.(1)	291	8,643
Meredith Corp.(1)	209	7,039
New York Times Co. (The), Class A	894	38,281
News Corp., Class A	2,322	62,671
News Corp., Class B	721	18,523
Nexstar Media Group, Inc., Class A	149	22,635
Omnicom Group, Inc.	421	34,623
Scholastic Corp.	189	6,366
Sinclair Broadcast Group, Inc., Class A	134	4,514
Sirius XM Holdings, Inc.(2)	772	4,825
TechTarget, Inc.(1)	102	7,172
TEGNA, Inc.	439	8,512
ViacomCBS, Inc., Class B	758	32,154
		1,448,118
Metals and Mining — 1.2%
Alcoa Corp.(1)	2,415	95,803
Allegheny Technologies, Inc.(1)	1,819	44,547
Alpha Metallurgical Resources, Inc.(1)	332	6,594
Arconic Corp.(1)	806	29,153
Carpenter Technology Corp.	673	32,250
Century Aluminum Co.(1)	451	6,138
Cleveland-Cliffs, Inc.(1)(2)	2,702	54,364
Coeur Mining, Inc.(1)	2,637	27,425
Commercial Metals Co.	1,684	52,995
Compass Minerals International, Inc.	250	17,475
Freeport-McMoRan, Inc.	6,761	288,830
Haynes International, Inc.	157	5,464
Hecla Mining Co.	2,956	26,604
Kaiser Aluminum Corp.	210	27,172
Materion Corp.	178	14,035
Newmont Corp.	3,376	248,068
Nucor Corp.	1,765	180,983
Olympic Steel, Inc.	164	5,863
Reliance Steel & Aluminum Co.	603	101,346
Royal Gold, Inc.	221	27,353
Ryerson Holding Corp.(1)	321	5,316
Schnitzer Steel Industries, Inc., Class A	245	13,348
Steel Dynamics, Inc.	1,644	102,635
SunCoke Energy, Inc.	1,673	12,598
TimkenSteel Corp.(1)	506	7,666
United States Steel Corp.	1,490	38,636
Warrior Met Coal, Inc.	588	10,760
Worthington Industries, Inc.	178	11,814
		1,495,235
Multi-Utilities — 0.6%
Ameren Corp.	730	61,466
Avista Corp.	500	22,665
Black Hills Corp.	62	4,079
CenterPoint Energy, Inc.	1,898	48,019
CMS Energy Corp.	1,072	67,257
Consolidated Edison, Inc.	796	61,483
Dominion Energy, Inc.	1,028	78,272

DTE Energy Co.	449	61,958
MDU Resources Group, Inc.	1,282	43,152
NiSource, Inc.	2,083	53,117
NorthWestern Corp.	285	18,055
Public Service Enterprise Group, Inc.	1,599	99,330
Sempra Energy	476	64,493
Unitil Corp.	117	6,417
WEC Energy Group, Inc.	165	15,495
		705,258
Multiline Retail — 0.9%
Big Lots, Inc.	447	27,240
Dillard's, Inc., Class A	63	8,310
Dollar General Corp.	807	163,789
Dollar Tree, Inc.(1)	1,660	161,850
Kohl's Corp.	1,870	103,766
Macy's, Inc.(1)	4,286	78,348
Ollie's Bargain Outlet Holdings, Inc.(1)	379	32,761
Target Corp.	2,275	516,243
		1,092,307
Oil, Gas and Consumable Fuels — 4.1%
Alto Ingredients, Inc.(1)	755	5,036
Antero Midstream Corp.	2,981	28,618
Antero Resources Corp.(1)	2,322	29,977
APA Corp.	1,396	29,037
Arch Resources, Inc.(1)	99	5,650
Berry Corp.	885	5,629
Bonanza Creek Energy, Inc.(1)	162	6,960
Brigham Minerals, Inc., Class A	554	10,050
Cabot Oil & Gas Corp.	3,212	52,677
Callon Petroleum Co.(1)	637	24,505
Centennial Resource Development, Inc., Class A(1)	1,493	7,898
Cheniere Energy, Inc.(1)	748	63,505
Chevron Corp.	5,013	520,299
Cimarex Energy Co.	1,362	92,275
Clean Energy Fuels Corp.(1)	931	7,374
CNX Resources Corp.(1)	1,592	21,683
Comstock Resources, Inc.(1)	789	4,442
ConocoPhillips	5,349	298,153
CONSOL Energy, Inc.(1)	374	5,737
Continental Resources, Inc.	551	17,946
CVR Energy, Inc.	183	3,797
Delek US Holdings, Inc.	251	5,595
Devon Energy Corp.	7,537	200,183
DHT Holdings, Inc.	2,017	12,909
Diamond S Shipping, Inc.(1)	539	5,762
Diamondback Energy, Inc.	1,635	130,914
Dorian LPG Ltd.(1)	391	5,556
EnLink Midstream LLC(1)	3,403	16,607
EOG Resources, Inc.	3,487	280,146
EQT Corp.(1)	2,009	41,948
Equitrans Midstream Corp.	3,874	31,922
Exxon Mobil Corp.	14,336	836,792
Gevo, Inc.(1)	907	6,857
Green Plains, Inc.(1)	419	13,362
Hess Corp.	1,065	89,268

HollyFrontier Corp.	936	30,392
International Seaways, Inc.	264	5,291
Kinder Morgan, Inc.	7,124	130,654
Kosmos Energy Ltd.(1)	6,290	20,002
Laredo Petroleum, Inc.(1)	149	8,368
Magnolia Oil & Gas Corp., Class A(1)	662	8,553
Marathon Oil Corp.	6,770	81,985
Marathon Petroleum Corp.	3,284	202,951
Matador Resources Co.	1,523	46,665
Murphy Oil Corp.	1,300	28,197
Nordic American Tankers Ltd.	931	3,240
Occidental Petroleum Corp.	9,039	234,652
ONEOK, Inc.	2,874	151,575
Ovintiv, Inc.	3,415	90,941
Par Pacific Holdings, Inc.(1)	624	8,686
PBF Energy, Inc., Class A(1)	890	14,365
PDC Energy, Inc.(1)	1,377	58,137
Penn Virginia Corp.(1)	244	4,704
Phillips 66	997	83,967
Pioneer Natural Resources Co.	1,091	166,039
Plains GP Holdings LP, Class A(1)	1,133	12,361
Range Resources Corp.(1)	3,318	44,992
Rattler Midstream LP	462	4,869
Renewable Energy Group, Inc.(1)	662	40,428
REX American Resources Corp.(1)	45	4,321
Scorpio Tankers, Inc.	628	14,055
SFL Corp. Ltd.	1,184	10,253
SM Energy Co.	1,795	35,720
Southwestern Energy Co.(1)	9,739	50,351
Talos Energy, Inc.(1)	335	4,750
Targa Resources Corp.	2,846	110,596
Teekay Tankers Ltd., Class A(1)	2	30
Tellurian, Inc.(1)	1,061	4,626
Valero Energy Corp.	1,822	146,489
Viper Energy Partners LP	290	5,229
Whiting Petroleum Corp.(1)	458	20,972
Williams Cos., Inc. (The)	6,289	165,652
World Fuel Services Corp.	820	25,199
		4,999,326
Paper and Forest Products — 0.2%
Clearwater Paper Corp.(1)	228	6,505
Domtar Corp.(1)	656	35,575
Glatfelter Corp.	366	5,402
Louisiana-Pacific Corp.	1,386	93,153
Mercer International, Inc.	376	5,580
Neenah, Inc.	237	12,544
Schweitzer-Mauduit International, Inc.	342	13,991
Verso Corp., Class A	280	4,763
		177,513
Personal Products — 0.3%
BellRing Brands, Inc., Class A(1)	86	2,466
Coty, Inc., Class A(1)	226	2,014
Edgewell Personal Care Co.	298	13,523
elf Beauty, Inc.(1)	178	4,984
Estee Lauder Cos., Inc. (The), Class A	698	213,951

Herbalife Nutrition Ltd.(1)	154	8,096
Inter Parfums, Inc.	79	6,042
Medifast, Inc.	159	52,828
Nu Skin Enterprises, Inc., Class A	601	36,156
USANA Health Sciences, Inc.(1)	154	16,284
		356,344
Pharmaceuticals — 2.8%
Aclaris Therapeutics, Inc.(1)	217	4,826
Amneal Pharmaceuticals, Inc.(1)	658	3,724
Amphastar Pharmaceuticals, Inc.(1)	157	2,970
Antares Pharma, Inc.(1)	1,247	4,951
Athira Pharma, Inc.(1)(2)	282	5,623
BioDelivery Sciences International, Inc.(1)	1,250	4,412
Bristol-Myers Squibb Co.	7,986	524,840
Catalent, Inc.(1)	281	29,457
Collegium Pharmaceutical, Inc.(1)	438	10,464
Corcept Therapeutics, Inc.(1)	1,017	21,967
Elanco Animal Health, Inc.(1)	826	29,719
Eli Lilly & Co.	2,034	406,271
Endo International plc(1)	569	3,340
Innoviva, Inc.(1)	877	11,796
Intra-Cellular Therapies, Inc.(1)	378	14,897
Jazz Pharmaceuticals plc(1)	397	70,718
Johnson & Johnson	7,345	1,243,141
Lannett Co., Inc.(1)	110	473
Merck & Co., Inc.	3,985	302,422
Nektar Therapeutics(1)	498	8,999
Ocular Therapeutix, Inc.(1)	278	4,048
Omeros Corp.(1)	262	3,980
Perrigo Co. plc	312	14,396
Pfizer, Inc.	8,071	312,590
Phibro Animal Health Corp., Class A	349	9,838
Pliant Therapeutics, Inc.(1)	173	5,200
Prestige Consumer Healthcare, Inc.(1)	568	28,326
Reata Pharmaceuticals, Inc., Class A(1)	1	137
Revance Therapeutics, Inc.(1)	61	1,806
Royalty Pharma plc, Class A	982	39,398
Supernus Pharmaceuticals, Inc.(1)	707	21,104
Theravance Biopharma, Inc.(1)	88	1,521
Viatris, Inc.	2,171	33,086
Zoetis, Inc.	864	152,651
Zogenix, Inc.(1)	21	369
		3,333,460
Professional Services — 0.6%
ASGN, Inc.(1)	52	5,361
Barrett Business Services, Inc.	83	6,181
Booz Allen Hamilton Holding Corp.	372	31,594
CACI International, Inc., Class A(1)	15	3,824
CBIZ, Inc.(1)	150	4,982
CoreLogic, Inc.	233	18,524
CoStar Group, Inc.(1)	73	62,342
CRA International, Inc.	104	8,513
Dun & Bradstreet Holdings, Inc.(1)	380	8,159
Equifax, Inc.	305	71,687
Exponent, Inc.	301	27,460

Franklin Covey Co.(1)	178	5,518
FTI Consulting, Inc.(1)	60	8,253
Heidrick & Struggles International, Inc.	272	11,707
ICF International, Inc.	43	3,780
IHS Markit Ltd.	195	20,535
Insperity, Inc.	307	28,302
Jacobs Engineering Group, Inc.	227	32,252
KBR, Inc.	416	16,948
Kelly Services, Inc., Class A(1)	331	8,497
Kforce, Inc.	238	14,925
Korn Ferry	651	42,582
Leidos Holdings, Inc.	119	12,227
ManpowerGroup, Inc.	462	55,897
ManTech International Corp., Class A	101	8,788
Nielsen Holdings plc	1,070	29,115
Resources Connection, Inc.	350	5,103
Robert Half International, Inc.	1,133	100,599
Science Applications International Corp.	73	6,560
TransUnion	179	19,153
TriNet Group, Inc.(1)	406	30,588
TrueBlue, Inc.(1)	372	10,092
Upwork, Inc.(1)	127	5,978
Verisk Analytics, Inc.	222	38,368
		764,394
Real Estate Management and Development — 0.3%
CBRE Group, Inc., Class A(1)	1,796	157,653
Cushman & Wakefield plc(1)	257	4,886
eXp World Holdings, Inc.(1)	176	5,678
FRP Holdings, Inc.(1)	20	1,147
Howard Hughes Corp. (The)(1)	143	15,134
Jones Lang LaSalle, Inc.(1)	321	64,922
Kennedy-Wilson Holdings, Inc.	473	9,384
Marcus & Millichap, Inc.(1)	133	5,227
Newmark Group, Inc., Class A	1,695	21,865
RE/MAX Holdings, Inc., Class A	151	5,286
Realogy Holdings Corp.(1)	297	5,260
Redfin Corp.(1)	809	47,755
St. Joe Co. (The)	156	7,296
		351,493
Road and Rail — 1.8%
AMERCO	79	45,428
ArcBest Corp.	363	28,256
Avis Budget Group, Inc.(1)	174	15,281
Covenant Logistics Group, Inc.(1)	158	3,557
CSX Corp.	3,559	356,327
Heartland Express, Inc.	232	4,211
J.B. Hunt Transport Services, Inc.	691	118,534
Kansas City Southern	683	203,315
Knight-Swift Transportation Holdings, Inc.	1,116	53,267
Landstar System, Inc.	359	61,210
Lyft, Inc., Class A(1)	304	17,355
Marten Transport Ltd.	469	8,001
Norfolk Southern Corp.	943	264,889
Old Dominion Freight Line, Inc.	590	156,615
Ryder System, Inc.	738	60,361

Saia, Inc.(1)	297	68,358
Schneider National, Inc., Class B	562	13,763
Uber Technologies, Inc.(1)	1,659	84,327
Union Pacific Corp.	2,507	563,398
US Xpress Enterprises, Inc., Class A(1)	274	3,080
Werner Enterprises, Inc.	651	31,241
		2,160,774
Semiconductors and Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc.(1)	1,552	124,284
Allegro MicroSystems, Inc.(1)	210	5,504
Alpha & Omega Semiconductor Ltd.(1)	236	7,602
Ambarella, Inc.(1)	132	13,250
Amkor Technology, Inc.	941	19,855
Analog Devices, Inc.	411	67,651
Applied Materials, Inc.	3,923	541,884
Axcelis Technologies, Inc.(1)	176	7,293
AXT, Inc.(1)	469	4,774
Broadcom, Inc.	525	247,973
Brooks Automation, Inc.	286	29,198
CEVA, Inc.(1)	78	3,500
Cirrus Logic, Inc.(1)	373	29,120
CMC Materials, Inc.	187	28,860
Cohu, Inc.(1)	570	21,215
Cree, Inc.(1)	397	39,704
Diodes, Inc.(1)	273	20,658
Enphase Energy, Inc.(1)	379	54,216
Entegris, Inc.	566	64,779
First Solar, Inc.(1)	530	40,338
FormFactor, Inc.(1)	513	18,083
Intel Corp.	15,479	884,160
KLA Corp.	586	185,697
Kulicke & Soffa Industries, Inc.	484	25,120
Lam Research Corp.	616	400,308
Lattice Semiconductor Corp.(1)	187	9,924
MACOM Technology Solutions Holdings, Inc.(1)	105	6,216
MagnaChip Semiconductor Corp.(1)	601	14,244
Marvell Technology, Inc.	1,310	63,273
Maxim Integrated Products, Inc.	1,249	127,410
Microchip Technology, Inc.	358	56,188
Micron Technology, Inc.(1)	4,468	375,937
MKS Instruments, Inc.	320	60,234
Monolithic Power Systems, Inc.	148	50,782
NeoPhotonics Corp.(1)	423	4,319
NVIDIA Corp.	833	541,267
NXP Semiconductors NV	535	113,110
ON Semiconductor Corp.(1)	2,911	116,556
Onto Innovation, Inc.(1)	296	21,244
PDF Solutions, Inc.(1)	158	2,755
Photronics, Inc.(1)	776	10,507
Power Integrations, Inc.	223	18,328
Qorvo, Inc.(1)	543	99,217
QUALCOMM, Inc.	2,414	324,780
Rambus, Inc.(1)	603	11,795
Semtech Corp.(1)	194	12,222
Silicon Laboratories, Inc.(1)	180	24,581

SiTime Corp.(1)	38	3,737
Skyworks Solutions, Inc.	1,167	198,390
SMART Global Holdings, Inc.(1)	269	12,751
SolarEdge Technologies, Inc.(1)	177	45,668
Synaptics, Inc.(1)	275	34,741
Teradyne, Inc.	1,511	199,981
Texas Instruments, Inc.	2,425	460,313
Ultra Clean Holdings, Inc.(1)	409	23,039
Universal Display Corp.	143	30,868
Veeco Instruments, Inc.(1)	245	5,836
Xilinx, Inc.	1,175	149,225
		6,114,464
Software — 6.0%
8x8, Inc.(1)	141	3,321
A10 Networks, Inc.(1)	662	6,441
ACI Worldwide, Inc.(1)	251	9,603
Adobe, Inc.(1)	524	264,400
Alarm.com Holdings, Inc.(1)	229	18,750
Alteryx, Inc., Class A(1)	79	6,144
American Software, Inc., Class A	149	2,998
Anaplan, Inc.(1)	81	4,172
ANSYS, Inc.(1)	114	38,525
Appfolio, Inc., Class A(1)	12	1,619
Appian Corp.(1)(2)	40	3,619
Aspen Technology, Inc.(1)	532	72,602
Autodesk, Inc.(1)	702	200,674
Avalara, Inc.(1)	153	20,222
Avaya Holdings Corp.(1)	357	10,239
Bill.com Holdings, Inc.(1)	175	26,061
Blackbaud, Inc.(1)	48	3,393
Blackline, Inc.(1)	37	3,847
Bottomline Technologies de, Inc.(1)	113	4,224
Cadence Design Systems, Inc.(1)	943	119,752
CDK Global, Inc.	202	10,573
Ceridian HCM Holding, Inc.(1)	129	11,540
ChannelAdvisor Corp.(1)	197	4,675
Citrix Systems, Inc.	327	37,592
Cloudera, Inc.(1)	1,066	13,709
Cloudflare, Inc., Class A(1)	287	23,551
CommVault Systems, Inc.(1)	215	16,377
Cornerstone OnDemand, Inc.(1)	81	3,562
Coupa Software, Inc.(1)	59	14,054
Crowdstrike Holdings, Inc., Class A(1)	343	76,197
Datadog, Inc., Class A(1)	240	21,852
Digital Turbine, Inc.(1)	276	18,263
DocuSign, Inc.(1)	179	36,090
Dolby Laboratories, Inc., Class A	311	30,335
Domo, Inc., Class B(1)	70	4,655
Dropbox, Inc., Class A(1)	1,553	42,475
Duck Creek Technologies, Inc.(1)	204	8,019
Dynatrace, Inc.(1)	207	10,710
Elastic NV(1)	78	9,220
Envestnet, Inc.(1)	56	4,030
Fair Isaac Corp.(1)	113	57,185
FireEye, Inc.(1)	236	5,279

Five9, Inc.(1)	84	14,876
Fortinet, Inc.(1)	852	186,196
Guidewire Software, Inc.(1)	171	16,713
HubSpot, Inc.(1)	61	30,767
Ideanomics, Inc.(1)	1,009	2,906
Intelligent Systems Corp.(1)	134	4,378
InterDigital, Inc.	261	21,084
Intuit, Inc.	472	207,250
j2 Global, Inc.(1)	100	12,453
Jamf Holding Corp.(1)	148	5,133
LivePerson, Inc.(1)	109	5,990
Manhattan Associates, Inc.(1)	340	46,233
Medallia, Inc.(1)	111	2,849
Microsoft Corp.	15,641	3,905,245
MicroStrategy, Inc., Class A(1)	25	11,750
Mimecast Ltd.(1)	226	11,298
Mitek Systems, Inc.(1)	300	5,088
nCino, Inc.(1)	64	3,912
New Relic, Inc.(1)	81	5,077
NortonLifeLock, Inc.	1,489	41,186
Nuance Communications, Inc.(1)	302	15,976
Nutanix, Inc., Class A(1)	186	5,861
OneSpan, Inc.(1)	120	3,138
Oracle Corp. (New York)	3,195	251,574
Palo Alto Networks, Inc.(1)	261	94,808
Paycom Software, Inc.(1)	141	46,474
Paylocity Holding Corp.(1)	100	16,983
Pegasystems, Inc.	43	5,080
Progress Software Corp.	99	4,412
Proofpoint, Inc.(1)	38	6,567
PTC, Inc.(1)	165	22,133
Q2 Holdings, Inc.(1)	48	4,557
QAD, Inc., Class A	70	5,002
Qualys, Inc.(1)	281	27,167
Rapid7, Inc.(1)	98	8,198
RingCentral, Inc., Class A(1)	74	19,423
SailPoint Technologies Holdings, Inc.(1)	179	8,329
salesforce.com, Inc.(1)	767	182,623
ServiceNow, Inc.(1)	350	165,858
ShotSpotter, Inc.(1)	76	3,094
Slack Technologies, Inc., Class A(1)	562	24,750
Smartsheet, Inc., Class A(1)	255	15,065
Splunk, Inc.(1)	87	10,544
Sprout Social, Inc., Class A(1)	65	4,512
SPS Commerce, Inc.(1)	143	13,422
SS&C Technologies Holdings, Inc.	311	22,974
Synopsys, Inc.(1)	261	66,383
Teradata Corp.(1)	555	26,568
Trade Desk, Inc. (The), Class A(1)	65	38,229
Tyler Technologies, Inc.(1)	93	37,494
Unity Software, Inc.(1)(2)	163	15,397
Varonis Systems, Inc.(1)	78	3,767
Verint Systems, Inc.(1)	99	4,565
VirnetX Holding Corp.(1)(2)	637	2,917
VMware, Inc., Class A(1)	135	21,315

Vonage Holdings Corp.(1)	279	3,845
Workday, Inc., Class A(1)	190	43,457
Xperi Holding Corp.	52	1,114
Zendesk, Inc.(1)	119	16,262
Zoom Video Communications, Inc., Class A(1)	444	147,199
Zscaler, Inc.(1)	67	13,011
		7,250,980
Specialty Retail — 3.7%
Aaron's Co., Inc. (The)	436	15,683
Abercrombie & Fitch Co., Class A(1)	938	40,053
Academy Sports & Outdoors, Inc.(1)	945	34,521
Advance Auto Parts, Inc.	600	113,838
America's Car-Mart, Inc.(1)	39	6,411
American Eagle Outfitters, Inc.	1,022	36,209
Asbury Automotive Group, Inc.(1)	284	56,314
At Home Group, Inc.(1)	945	35,475
AutoNation, Inc.(1)	814	83,134
AutoZone, Inc.(1)	19	26,725
Bed Bath & Beyond, Inc.(1)	1,677	46,939
Best Buy Co., Inc.	1,681	195,399
Big 5 Sporting Goods Corp.(2)	321	9,871
Boot Barn Holdings, Inc.(1)	312	23,834
Buckle, Inc. (The)	463	19,502
Burlington Stores, Inc.(1)	208	67,261
Caleres, Inc.	775	19,437
CarMax, Inc.(1)	926	106,666
Carvana Co.(1)	50	13,255
Children's Place, Inc. (The)(1)	66	6,137
Citi Trends, Inc.(1)	137	11,418
Container Store Group, Inc. (The)(1)	332	4,502
Designer Brands, Inc., Class A(1)	447	7,818
Dick's Sporting Goods, Inc.	779	75,976
Express, Inc.(1)(2)	1,177	5,049
Five Below, Inc.(1)	368	67,756
Floor & Decor Holdings, Inc., Class A(1)	719	70,685
Foot Locker, Inc.	1,253	79,302
GameStop Corp., Class A(1)(2)	36	7,992
Gap, Inc. (The)	2,248	75,196
Genesco, Inc.(1)	115	6,325
Group 1 Automotive, Inc.	251	40,029
Guess?, Inc.	583	17,123
Haverty Furniture Cos., Inc.	196	9,004
Hibbett Sports, Inc.(1)	263	22,292
Home Depot, Inc. (The)	2,343	747,206
Kirkland's, Inc.(1)(2)	193	4,962
L Brands, Inc.(1)	418	29,206
Leslie's, Inc.(1)	228	6,648
Lithia Motors, Inc., Class A	279	98,205
Lowe's Cos., Inc.	2,835	552,343
Lumber Liquidators Holdings, Inc.(1)	428	9,750
MarineMax, Inc.(1)	338	17,383
Monro, Inc.	56	3,491
Murphy USA, Inc.	248	33,433
National Vision Holdings, Inc.(1)	114	5,662
O'Reilly Automotive, Inc.(1)	198	105,954

ODP Corp. (The)(1)	448	19,596
Party City Holdco, Inc.(1)	635	5,861
Penske Automotive Group, Inc.	397	33,979
Rent-A-Center, Inc.	927	57,298
RH(1)	139	89,106
Ross Stores, Inc.	1,950	246,460
Sally Beauty Holdings, Inc.(1)	623	13,588
Shoe Carnival, Inc.	27	1,823
Signet Jewelers Ltd.(1)	774	46,889
Sleep Number Corp.(1)	59	6,578
Sonic Automotive, Inc., Class A	308	14,855
Sportsman's Warehouse Holdings, Inc.(1)	496	8,829
TJX Cos., Inc. (The)	5,310	358,637
Tractor Supply Co.	897	162,985
TravelCenters of America, Inc.(1)	267	7,642
Ulta Beauty, Inc.(1)	354	122,257
Urban Outfitters, Inc.(1)	595	23,300
Vroom, Inc.(1)	275	12,158
Williams-Sonoma, Inc.	916	155,299
Zumiez, Inc.(1)	354	15,512
		4,474,026
Technology Hardware, Storage and Peripherals — 3.6%
3D Systems Corp.(1)	827	24,322
Apple, Inc.	31,681	3,947,769
Dell Technologies, Inc., Class C(1)	584	57,606
Diebold Nixdorf, Inc.(1)	309	4,184
Hewlett Packard Enterprise Co.	1,285	20,508
HP, Inc.	1,809	52,877
NCR Corp.(1)	607	29,257
NetApp, Inc.	1,083	83,792
Pure Storage, Inc., Class A(1)	489	9,315
Seagate Technology Holdings plc	1,017	97,378
Stratasys Ltd.(1)	65	1,501
Super Micro Computer, Inc.(1)	285	9,901
Turtle Beach Corp.(1)	208	6,885
Western Digital Corp.(1)	312	23,472
Xerox Holdings Corp.	789	18,502
		4,387,269
Textiles, Apparel and Luxury Goods — 1.3%
Capri Holdings Ltd.(1)	1,419	80,471
Carter's, Inc.	503	51,427
Columbia Sportswear Co.	170	17,464
Crocs, Inc.(1)	841	85,143
Deckers Outdoor Corp.(1)	317	106,334
Fossil Group, Inc.(1)	764	10,788
G-III Apparel Group Ltd.(1)	663	21,906
Hanesbrands, Inc.	1,150	22,471
Kontoor Brands, Inc.	384	24,584
Lakeland Industries, Inc.(1)	124	3,127
Levi Strauss & Co., Class A	897	24,004
lululemon athletica, Inc.(1)	315	101,786
Movado Group, Inc.	210	5,823
NIKE, Inc., Class B	3,416	466,147
Oxford Industries, Inc.	137	13,118
PVH Corp.(1)	306	35,135

Ralph Lauren Corp.(1)	381	47,274
Rocky Brands, Inc.	110	6,415
Skechers USA, Inc., Class A(1)	599	28,453
Steven Madden Ltd.	698	28,897
Superior Group of Cos., Inc.	178	4,544
Tapestry, Inc.(1)	3,350	150,382
Under Armour, Inc., Class A(1)	728	16,438
Under Armour, Inc., Class C(1)	704	13,418
Unifi, Inc.(1)	100	2,753
VF Corp.	1,754	139,829
Wolverine World Wide, Inc.	712	25,960
		1,534,091
Thrifts and Mortgage Finance — 0.4%
Axos Financial, Inc.(1)	712	33,756
Bridgewater Bancshares, Inc.(1)	288	5,000
Columbia Financial, Inc.(1)	177	3,145
Essent Group Ltd.	827	39,564
Federal Agricultural Mortgage Corp., Class C	129	13,088
Flagstar Bancorp, Inc.	712	32,610
FS Bancorp, Inc.	70	4,983
Hingham Institution For Savings (The)	16	4,644
HomeStreet, Inc.	260	11,705
Kearny Financial Corp.	427	5,598
Merchants Bancorp	265	11,382
Meridian Bancorp, Inc.	318	7,012
Meta Financial Group, Inc.	408	21,628
MGIC Investment Corp.	2,810	41,363
Mr. Cooper Group, Inc.(1)	1,018	35,213
New York Community Bancorp, Inc.	2,993	35,826
NMI Holdings, Inc., Class A(1)	833	20,150
Northfield Bancorp, Inc.	430	7,280
Northwest Bancshares, Inc.	746	10,563
PennyMac Financial Services, Inc.	458	28,675
Premier Financial Corp.	386	11,773
Provident Financial Services, Inc.	641	16,192
Radian Group, Inc.	1,383	32,293
Southern Missouri Bancorp, Inc.	113	4,995
TFS Financial Corp.	302	6,692
TrustCo Bank Corp. NY	112	4,390
Walker & Dunlop, Inc.	237	24,065
Washington Federal, Inc.	517	17,237
Waterstone Financial, Inc.	149	2,947
WSFS Financial Corp.	332	17,666
		511,435
Trading Companies and Distributors — 0.9%
Air Lease Corp.	1,199	56,425
Applied Industrial Technologies, Inc.	502	49,176
Beacon Roofing Supply, Inc.(1)	259	14,670
BlueLinx Holdings, Inc.(1)	138	6,955
Boise Cascade Co.	478	31,543
CAI International, Inc.	285	12,232
DXP Enterprises, Inc.(1)	187	5,777
Fastenal Co.	3,603	191,103
GATX Corp.	376	37,096
GMS, Inc.(1)	290	13,279

H&E Equipment Services, Inc.	524	19,598
Herc Holdings, Inc.(1)	363	41,752
Lawson Products, Inc.(1)	92	5,566
McGrath RentCorp	298	25,548
MRC Global, Inc.(1)	1,268	13,618
MSC Industrial Direct Co., Inc., Class A	495	46,728
NOW, Inc.(1)	1,555	16,281
Rush Enterprises, Inc., Class A	545	26,051
Rush Enterprises, Inc., Class B	106	4,596
SiteOne Landscape Supply, Inc.(1)	260	44,731
Systemax, Inc.	259	8,889
Textainer Group Holdings Ltd.(1)	649	21,871
Titan Machinery, Inc.(1)	397	12,180
Triton International Ltd.	867	47,035
United Rentals, Inc.(1)	220	73,471
Univar Solutions, Inc.(1)	248	6,718
Veritiv Corp.(1)	210	12,898
W.W. Grainger, Inc.	306	141,421
Watsco, Inc.	220	64,108
Willis Lease Finance Corp.(1)	118	5,233
		1,056,549
Transportation Infrastructure†
Macquarie Infrastructure Corp.	701	24,451
Water Utilities†
American States Water Co.	206	16,350
American Water Works Co., Inc.	125	19,378
California Water Service Group	205	11,652
Essential Utilities, Inc.	134	6,405
		53,785
Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc.(1)	308	4,306
Shenandoah Telecommunications Co.	619	30,882
T-Mobile US, Inc.(1)	1,971	278,798
Telephone and Data Systems, Inc.	1,202	30,915
United States Cellular Corp.(1)	145	5,474
		350,375
TOTAL COMMON STOCKS (Cost $91,975,786)		120,477,716
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $97,446)	97,446	97,446
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $220,160)	220,160	220,160
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $92,293,392)		120,795,322
OTHER ASSETS AND LIABILITIES — (0.1)%		(92,325)
TOTAL NET ASSETS — 100.0%		$120,702,997

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $443,126. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $455,157, which includes securities collateral of $234,997.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.